UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04802

Name of Fund: BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2011

Date of reporting period: 05/31/2011

Item 1 – Report to Stockholders

May 31, 2011

Annual Report

BlackRock California Municipal Bond Fund | of BlackRock California Municipal Series Trust

BlackRock New Jersey Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Pennsylvania Municipal Bond Fund | of BlackRock Multi-State Municipal Series Trust

BlackRock Intermediate Municipal Fund | of BlackRock Municipal Series Trust

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	ANNUAL REPORT	MAY 31, 2011

Dear Shareholder

Investor sentiment has come full circle since this time last year. The same concerns that drove investors to safer assets in the second quarter of 2010 — the debt crisis in Europe, an overheating economy in China, and slowing economic growth in the US — have resurfaced to spark a repeat of the flight-to-quality in the second quarter of 2011. Between these periods, pivotal events across the globe coaxed investors out of their safe havens, whetted their appetite for risk and propelled a strong rally in riskier assets before pulling the plug on investor confidence, sending investors back to shed risk from their portfolios.

Twelve months ago, fears of a double-dip recession fueled investor demand for the relative safety of US Treasury bonds while riskier assets plummeted. For their part, equities endured a double-digit percentage correction on the back of the Greek credit crisis and a stalling in US jobs growth. However, financial markets changed direction in the third quarter as the global economy finally gained traction. Investor fear turned to optimism with the anticipation of a second round of quantitative easing (“QE2”) from the US Federal Reserve Board (the “Fed”) and the general belief that improving economic data was indicative of a transition from recovery to expansion. Despite the ongoing sovereign debt crisis in Europe and high inflation in developing markets, equity markets recovered their second-quarter losses and rallied strongly through year end. Fixed income markets, however, saw yields move sharply upward, pushing prices down, especially on the long end of the historically steep yield curve. While high yield bonds benefited from the risk rally, most fixed income sectors declined in the fourth quarter. The tax-exempt municipal market faced additional headwinds as it became evident that the Build America Bond program would not be extended and municipal finance troubles raised concerns, leading to heavy outflows.

The new year brought a series of negative surprises. Political turmoil swept across the Middle East/North Africa region and prices of oil and other commodities soared. Natural disasters in Japan disrupted global supply lines and the ratings outlook for US debt turned negative. Equity markets reacted to each of these events with a short-term sell-off and solid rebound as investors chose to focus on strong corporate earnings and positive economic indicators. Global credit markets were surprisingly resilient in the face of these events and yields regained relative stability in 2011. The tax-exempt market saw relief from its headwinds and staged a steady rebound from its fourth-quarter lows. Equities, commodities and high yield bonds continued to outperform higher-quality assets as the Fed’s early 2011 commitment to complete QE2 and keep interest rates low compelled investors to continue adding risk to their portfolios.

However, markets switched direction again in May. The debt crisis in peripheral European countries moved to the forefront of financial news. US economic growth slowed as the impact of higher oil prices caught up with consumer spending. May employment figures fell short of expectations and the housing sector continued to struggle. Investors once again shunned risk assets and Treasuries rallied. Stocks ended the period with a downturn, but overall performance of global equity markets was remarkably strong for the 12-month period. Fixed income markets moved higher on the softer economic data near period end and posted gains for the 12 months. Continued low short-term interest rates kept yields on money market securities near their all-time lows.

Investor Sentiment Has Come Full Circle: Total Returns as of May 31, 2011	6-month	12-month
US large cap equities (S&P 500® Index)	15.03%	25.95%
US small cap equities (Russell 2000® Index)	17.34	29.75
International equities (MSCI Europe, Australasia, Far East Index)	14.92	30.69
Emerging market equities (MSCI Emerging Markets Index)	9.76	28.84
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.16
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(0.30)	5.82
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	1.91	5.84
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	2.04	3.18
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	7.93	18.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of May 31, 2011	BlackRock California Municipal Bond Fund

Investment Objective

BlackRock California Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal and California income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2011, the Fund underperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools California Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools California Municipal Bond Index.

What factors influenced performance?

•

The Fund’s performance lagged the S&P/Investortools California Municipal Bond Index due to differences between where the Fund’s holdings were concentrated on the yield curve as compared to the benchmark index composition. The index has greater exposure to higher-quality securities in the intermediate portion of the yield curve, while the Fund focuses on longer maturities (25 years or more). Given the steepness of the municipal yield curve, securities with shorter maturities outperformed longer-term bonds as long-term interest rates moved upward during the period. US Treasury financial futures contracts used to hedge interest rate risk in the portfolio had a slightly negative impact on performance.

•

The Fund’s fully invested posture contributed positively to performance. In the earlier part of the period, the Fund benefited from its longer duration stance (greater sensitivity to interest rate movements) and holdings of lower-quality California bonds, as interest rates declined and credit spreads tightened during that time. In addition, the Fund benefited from its avoidance of local, generally smaller issuers, which suffered from heightened credit concerns and less liquidity. These issuers remain less attractive given the general expectation that state budgetary shortfalls will result in more costs pushed down to local authorities.

Describe recent portfolio activity.

•

During the 12-month period, the Fund’s trading activity was focused on the goal of generating income and improving the overall credit quality of the portfolio. The Fund’s purchases were concentrated among bonds with higher coupon rates and higher quality ratings. We sought to raise the Fund’s credit quality profile in order to enhance the Fund’s liquidity, which is of greater importance during periods in which fund flows are more likely to turn negative. The Fund was adequately positioned to withstand the negative flows that occurred during the period due to the wave of headlines relating to the municipal finance crisis.

Describe portfolio positioning at period end.

•

As of period end, the Fund’s duration was long relative to the benchmark, but moving toward a more neutral stance. The Fund was fully invested and positioned with maximum exposure (as permitted under the Fund’s prospectus) to tender option bonds in order to increase income. Exposure to lower-quality California bonds remained minimal as we see less relative value in the sector since credit spreads have tightened.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	34%
Utilities	33
Transportation	11
State	10
Health	7
Education	3
Corporate	2

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	10%
AA/Aa	61
A	27
BBB/Baa	2

[1]	Using the higher of Standard & Poor’s (“S&P’s”) or Moody’s ratings.

4	ANNUAL REPORT	MAY 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade California municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools California Municipal Bond Index includes all California bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	5.08%	1.37%	1.89%	N/A	4.14%	N/A	4.60%	N/A
Investor A	4.72	1.26	1.65	(2.67)%	3.87	2.98%	4.34	3.88%
Investor A1	4.97	1.34	1.82	(2.26)	4.06	3.21	4.50	4.07
Investor B	4.62	1.13	1.39	(2.49)	3.64	3.30	4.08	4.08
Investor C	4.11	0.89	0.91	(0.06)	3.12	3.12	3.57	3.57
Investor C1	4.53	1.09	1.31	0.34	3.54	3.54	3.97	3.97
S&P/Investortools Main Municipal Bond Index	—	2.05	3.17	N/A	4.46	N/A	5.02	N/A
S&P/Investortools California Municipal Bond Index	—	2.35	3.27	N/A	4.19	N/A	4.94	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2011	5

Fund Summary as of May 31, 2011	BlackRock New Jersey Municipal Bond Fund

Investment Objective

BlackRock New Jersey Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and New Jersey personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2011,the Fund underperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools New Jersey Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools New Jersey Municipal Bond Index.

What factors influenced performance?

•

The municipal market experienced an extreme level of volatility over the 12-month period. The first several months saw a strong rally, which abruptly reversed when a number of negative factors converged upon the municipal market, and the fourth quarter of 2010 marked its worst quarterly decline in 17 years. Given the excessive interest rate volatility throughout this period, investors naturally preferred the safety of higher-quality, essential service and shorter-duration bonds (bonds that are less sensitive to interest rate movements).

•

Detracting from performance was the Fund’s heavy exposure to the health sector, where returns were mediocre during the period. The Fund’s under-exposure to housing and corporate credits also hindered returns as these two sectors were among the strongest performing. The Fund was invested in highly attractive coupon structures; however, its weighting toward the long end of the yield curve had a negative impact. As investors sought the safety of shorter maturities, the long end of the curve suffered from weaker demand and falling prices.

•

The Fund benefited from its exposure to higher-quality credits and the tax-backed sector, both of which were among the strongest-performing areas during the period. Also contributing positively was the Fund’s large exposure to higher-coupon bonds, which were favored by investors due to their inherently lower volatility. The Fund’s high distribution rate was another significant contributor to overall performance for the period.

Describe recent portfolio activity.

•

During the 12-month period, the Fund’s trading activity was focused on opportunities in the new-issue market and buying credits on the 25-year part of the yield curve while seeking to improve call protection in the portfolio. However, overall trading activity declined near the end of the period as supply in the new-issue market dropped precipitously. This event not only limited the availability of opportunities to purchase newly priced bonds with better structures at concessions to the secondary market, but also resulted in reduced supply in the secondary market as investors chose to retain their holdings in older bonds that were booked at more advantageous yields. The scarcity of specialty-state supply resulted in improving demand for triple-exempt Puerto Rico credits. Given this trend, along with heightened municipal credit concerns, the Fund reduced its exposure to several Puerto Rico credits.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias (slightly more sensitive to interest rate movements) relative to the S&P/Investortools New Jersey Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
State	22%
Health	19
Transportation	18
Education	15
Housing	8
Utilities	7
County/City/Special District/School District	6
Corporate	5

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	8%
AA/Aa	32
A	28
BBB/Baa	18
BB/Ba	2
B	2
CCC/Caa	1
Not Rated[2]	9

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2011, the market value of these securities was $11,959,644 representing 6% of the Fund’s long-term investments.

6	ANNUAL REPORT	MAY 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade New Jersey municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools New Jersey Municipal Bond Index includes all New Jersey bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.55%	1.07%	2.10%	N/A	3.77%	N/A	4.60%	N/A
Service	4.30	0.84	1.76	N/A	3.55	N/A	4.36	N/A
Investor A	4.16	0.94	1.86	(2.47)%	3.57	2.68%	4.37	3.92%
Investor A1	4.40	1.02	2.02	(2.06)	3.73	2.89	4.54	4.12
Investor B	3.53	0.46	0.99	(3.39)	2.78	2.43	3.59	3.59
Investor B1	4.04	0.81	1.61	(2.29)	3.31	2.97	4.11	4.11
Investor C	3.53	0.46	0.98	0.00	2.77	2.77	3.58	3.58
Investor C1	3.94	0.66	1.40	0.43	3.19	3.19	4.00	4.00
S&P/Investortools Main Municipal Bond Index	—	2.05	3.17	N/A	4.46	N/A	5.02	N/A
S&P/Investortools New Jersey Municipal Bond Index	—	1.35	2.17	N/A	4.42	N/A	5.03	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2011	7

Fund Summary as of May 31, 2011	BlackRock Pennsylvania Municipal Bond Fund

Investment Objective

BlackRock Pennsylvania Municipal Bond Fund’s (the “Fund”) investment objective is to provide shareholders with income exempt from federal income tax and Pennsylvania personal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2011,the Fund underperformed its primary benchmark, the S&P/Investortools Main Municipal Bond Index, and the secondary benchmark, the S&P/Investortools Pennsylvania Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Pennsylvania Municipal Bond Index.

What factors influenced performance?

•

The Fund’s greater exposure to the long end of the municipal yield curve relative to the S&P/Investortools Pennsylvania Municipal Bond Index caused the Fund to underperform the benchmark index. Given the steepness of the curve, longer-term bonds experienced greater price declines as yields moved higher on the long end of the curve. The Fund’s allocation to tax-backed territories including Puerto Rico and Guam also had a negative impact on performance as this sector experienced a particularly high degree of spread widening. US Treasury financial futures contracts, used to hedge interest rate risk in the portfolio, had a slightly negative impact on performance.

•

The Fund’s competitive distribution yield was a positive contributor to the Fund’s total return for the period. Also benefiting performance was capital appreciation in the Fund’s holdings of bonds in the short end and intermediate range of the curve, where yields declined during the period.

Describe portfolio activity.

•

During the 12-month period, we focused trading activity on the goal of maintaining the Fund’s high level of income accrual. We committed cash reserves to purchasing bonds with higher coupons while we sought investments with valuations that remain attractive relative to their level of credit risk.

Describe portfolio positioning at period end.

•

At period end, the Fund was fully invested, and curve exposure remained weighted toward longer maturities as the slope of the yield curve remained steep. A higher coupon structure was targeted in order to maintain the Fund’s high level of income accrual. A fully invested posture as well as longer curve positioning exposes the Fund to greater interest rate sensitivity (duration) when compared to its benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
Health	25%
Education	23
State	16
County/City/Special District/School District	11
Transportation	10
Housing	5
Corporate	5
Utilities	5

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	2%
AA/Aa	59
A	28
BBB/Baa	7
B	2
Not Rated[2]	2

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2011, the market value of these securities was $3,006,030 representing 1% of the Fund’s long-term investments.

8	ANNUAL REPORT	MAY 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of long-term investment grade Pennsylvania municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Pennsylvania Municipal Bond Index includes all Pennsylvania bonds in the Main Index.

Performance Summary for the Period Ended May 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	4.90%	2.07%	1.99%	N/A	3.77%	N/A	4.60%	N/A
Service	4.63	1.93	1.81	N/A	3.56	N/A	4.36	N/A
Investor A	4.48	1.93	1.76	(2.57)%	3.54	2.65%	4.35	3.90%
Investor A1	4.73	2.01	1.94	(2.14)	3.70	2.86	4.50	4.07
Investor B	3.80	1.53	1.12	(3.25)	2.83	2.49	3.60	3.60
Investor B1	4.35	1.80	1.57	(2.32)	3.29	2.95	4.09	4.09
Investor C	3.82	1.53	0.94	(0.03)	2.77	2.77	3.57	3.57
Investor C1	4.24	1.74	1.42	0.45	3.18	3.18	3.97	3.97
S&P/Investortools Main Municipal Bond Index	—	2.05	3.17	N/A	4.46	N/A	5.02	N/A
S&P/Investortools Pennsylvania Municipal Bond Index	—	2.13	3.21	N/A	4.60	N/A	5.10	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2011	9

Fund Summary as of May 31, 2011	BlackRock Intermediate Municipal Fund

Investment Objective

BlackRock Intermediate Municipal Fund’s (the “Fund”) investment objective is to provide shareholders with a high level of income exempt from federal income taxes.

Portfolio Management Commentary

How did the Fund perform?

•

For the 12-month period ended May 31, 2011,all of the Fund’s share classes outperformed the primary benchmark, the S&P/Investortools Main Municipal Bond Index, with the exception of the Fund’s Investor C Share class, which underperformed. All of the Fund’s share classes underperformed the secondary benchmark, the S&P/Investortools Intermediate Municipal Bond Index. The following discussion of relative performance pertains to the S&P/Investortools Intermediate Municipal Bond Index.

What factors influenced performance?

•

The municipal market experienced an extreme level of volatility over the 12-month period. The first several months saw a strong rally, which abruptly reversed when a number of negative factors converged upon the municipal market, and the fourth quarter of 2010 marked its worst quarterly decline seen in 17 years. Given the excessive interest rate volatility throughout this period, investors naturally preferred the safety of higher-quality, essential service and shorter-duration bonds (bonds that are less sensitive to interest rate movements).

•

Detracting from performance was the Fund’s high exposure to lower-quality investment-grade credits, which performed poorly in the highly volatile market. Also hindering returns was the Fund’s low exposure to housing, which was among the strongest performing sectors during the period.

•

The Fund benefited from its exposure to higher-quality credits and the tax-backed sector, both of which were among the strongest-performing areas during the period. Also contributing positively was the Fund’s exposure to corporate credits. Although corporates are generally lower in quality, they benefited from strong demand from non-traditional buyers and issuers’ improving credit metrics attributable to the generally improving economy. The Fund’s above-average distribution rate was another significant contributor to overall performance for the period.

Describe recent portfolio activity.

•

During the 12-month period, trading activity was focused on buying new-issue, specialty state bonds with average credit quality and low dollar prices. The attributes of the newly purchased bonds improved the liquidity of the Fund’s holdings by making them more attractive to investors in the secondary market during pockets of retail demand. In addition, these new-issue purchases were, on average, made at higher book yields, enabling the Fund to reduce holdings with lower book yields and maintain an attractive distribution rate. Also, depending on the particular interest rate scenario, these newly purchased bonds generally outperformed the market, as their immediate supply contracted and discount coupons became more desirable to investors.

Describe portfolio positioning at period end.

•	The Fund ended the period with a neutral-to-slightly positive duration bias (slightly more sensitive to interest rate movements) relative to the S&P/Investortools Intermediate Municipal Bond Index.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Sector Allocation	Percent of Long-Term Investments
County/City/Special District/School District	20%
Health	20
Transportation	15
Corporate	11
Education	10
State	8
Housing	6
Utilities	6
Tobacco	4

Credit Quality Allocations[1]	Percent of Long-Term Investments
AAA/Aaa	8%
AA/Aa	39
A	29
BBB/Baa	17
BB/Ba	1
Not Rated[2]	6

[1]	Using the higher of S&P’s or Moody’s ratings.

[2]

The investment advisor has deemed certain of these securities as investment grade quality. As of May 31, 2011, the market value of these securities was $7,639,227 representing 2% of the Fund’s long-term investments.

10	ANNUAL REPORT	MAY 31, 2011

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a portfolio of investment grade municipal bonds.

[3]

The S&P/Investortools Main Municipal Bond Index (“Main Index”) is composed of bonds held by managed municipal bond fund customers of Standard & Poor’s Securities Pricing, Inc. that are priced daily. Bonds in the Main Index must have an outstanding par value of at least $2 million and a remaining maturity of not less than one month.

[4]	The S&P/Investortools Intermediate Municipal Bond Index includes all bonds in the Main Index with a remaining maturity between 3 and 15 years.

Performance Summary for the Period Ended May 31, 2011

			Average Annual Total Returns[5]
			1 Year		5 Years		10 Years
	Standardized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.67%	2.09%	4.10%	N/A	4.63%	N/A	4.54%	N/A
Investor A	3.32	1.96	3.75	(0.66)%	4.38	3.48%	4.29	3.84%
Investor A1	3.53	2.03	3.89	2.85	4.53	4.32	4.44	4.34
Investor B	3.33	1.91	3.74	2.74	4.29	4.29	4.21	4.21
Investor C	2.64	1.67	3.06	2.06	3.61	3.61	3.52	3.52
S&P/Investortools Main Municipal Bond Index	—	2.05	3.17	N/A	4.46	N/A	5.02	N/A
S&P/Investortools Intermediate Municipal Bond Index	—	2.74	4.73	N/A	5.55	N/A	5.27	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 12 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

ANNUAL REPORT	MAY 31, 2011	11

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to the Service Shares inception date of October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Service Share fees.

•

Investor A Shares incur a maximum initial sales charge (front-end load) of 4.25% and a service fee of 0.25% per year (but no distribution fee). Prior to the Investor A Shares inception date of October 2, 2006, Investor A Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor A Share fees.

•

Investor A1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) incur a maximum initial sales charge (front-end load) of 4% and a service fee of 0.10% per year (but no distribution fee). BlackRock Intermediate Municipal Fund incurs a maximum initial sales charge (front-end load) of 1% and a service fee of 0.10% per year (but no distribution fee).

•	Investor B Shares are subject to the following maximum contingent deferred sales charges:

Maximum Contingent Deferred Sales Charges
BlackRock California Municipal Bond Fund	4%, declining to 0% after 6 years
BlackRock New Jersey Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Pennsylvania Municipal Bond Fund	4.50%, declining to 0% after 6 years
BlackRock Intermediate Municipal Fund	1%, declining to 0% after 3 years

In addition, Investor B Shares are subject to distribution and service fees per year as follows:

	Distribution Fee	Service Fee
BlackRock California Municipal Bond Fund	0.25%	0.25%
BlackRock New Jersey Municipal Bond Fund	0.75%	0.25%
BlackRock Pennsylvania Municipal Bond Fund	0.75%	0.25%
BlackRock Intermediate Municipal Fund	0.10%	0.20%

For BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund, the shares automatically convert to Investor A1 Shares after approximately 10 years. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the shares automatically convert to Investor A Shares after approximately seven years. (There is no initial sales charge for automatic sales conversions.) Prior to the Investor B Shares inception date of October 2, 2006 for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor B Share fees.

•

Investor B1 Shares (available only in BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund) are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A1 Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. Prior to the Investor C Shares inception date of October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Investor C Share fees.

•

Investor C1 Shares (for all Funds except BlackRock Intermediate Municipal Fund) are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C1 Shares are subject to a distribution fee of 0.35% per year and a service fee of 0.25% per year.

Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original costs. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived and/or reimbursed a portion of each Fund’s expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower.

12	ANNUAL REPORT	MAY 31, 2011

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on December 1, 2010 and held through May 31, 2011) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables below provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
BlackRock California Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,013.70	$4.22	$1,000.00	$1,020.74	$4.23	0.84%
Investor A	$1,000.00	$1,012.60	$5.37	$1,000.00	$1,019.60	$5.39	1.07%
Investor A1	$1,000.00	$1,013.40	$4.57	$1,000.00	$1,020.39	$4.58	0.91%
Investor B	$1,000.00	$1,011.30	$6.67	$1,000.00	$1,018.30	$6.69	1.33%
Investor C	$1,000.00	$1,008.90	$9.07	$1,000.00	$1,015.91	$9.10	1.81%
Investor C1	$1,000.00	$1,010.90	$7.02	$1,000.00	$1,017.95	$7.04	1.40%

BlackRock California Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,013.70	$3.56	$1,000.00	$1,021.39	$3.58	0.71%
Investor A	$1,000.00	$1,012.60	$4.77	$1,000.00	$1,020.19	$4.78	0.95%
Investor A1	$1,000.00	$1,013.40	$3.92	$1,000.00	$1,021.04	$3.93	0.78%
Investor B	$1,000.00	$1,011.30	$6.02	$1,000.00	$1,018.95	$6.04	1.20%
Investor C	$1,000.00	$1,008.90	$8.41	$1,000.00	$1,016.55	$8.45	1.68%
Investor C1	$1,000.00	$1,010.90	$6.37	$1,000.00	$1,018.60	$6.39	1.27%

BlackRock New Jersey Municipal Bond Fund
Institutional	$1,000.00	$1,010.70	$3.11	$1,000.00	$1,021.84	$3.13	0.62%
Service	$1,000.00	$1,008.40	$4.36	$1,000.00	$1,020.59	$4.38	0.87%
Investor A	$1,000.00	$1,009.40	$4.36	$1,000.00	$1,020.59	$4.38	0.87%
Investor A1	$1,000.00	$1,010.20	$3.61	$1,000.00	$1,021.34	$3.63	0.72%
Investor B	$1,000.00	$1,004.60	$8.20	$1,000.00	$1,016.75	$8.25	1.64%
Investor B1	$1,000.00	$1,008.10	$5.66	$1,000.00	$1,019.30	$5.69	1.13%
Investor C	$1,000.00	$1,004.60	$8.20	$1,000.00	$1,016.75	$8.25	1.64%
Investor C1	$1,000.00	$1,006.60	$6.15	$1,000.00	$1,018.80	$6.19	1.23%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

ANNUAL REPORT	MAY 31, 2011	13

Disclosure of Expenses (concluded)

	Actual			Hypothetical[2]
BlackRock Pennsylvania Municipal Bond Fund (Including Interest Expense and Fees)	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period[1]	Beginning Account Value December 1, 2010	Ending Account Value May 31, 2011	Expenses Paid During the Period[1]	Annualized Expense Ratio
Institutional	$1,000.00	$1,020.70	$3.68	$1,000.00	$1,021.29	$3.68	0.73%
Service	$1,000.00	$1,019.30	$4.98	$1,000.00	$1,020.00	$4.99	0.99%
Investor A	$1,000.00	$1,019.30	$4.98	$1,000.00	$1,020.00	$4.99	0.99%
Investor A1	$1,000.00	$1,020.10	$4.18	$1,000.00	$1,020.79	$4.18	0.83%
Investor B	$1,000.00	$1,015.30	$8.99	$1,000.00	$1,016.01	$9.00	1.79%
Investor B1	$1,000.00	$1,018.00	$6.34	$1,000.00	$1,018.65	$6.34	1.26%
Investor C	$1,000.00	$1,015.30	$8.94	$1,000.00	$1,016.06	$8.95	1.78%
Investor C1	$1,000.00	$1,017.40	$6.89	$1,000.00	$1,018.10	$6.89	1.37%

BlackRock Pennsylvania Municipal Bond Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,020.70	$3.12	$1,000.00	$1,021.84	$3.13	0.62%
Service	$1,000.00	$1,019.30	$4.48	$1,000.00	$1,020.49	$4.48	0.89%
Investor A	$1,000.00	$1,019.30	$4.48	$1,000.00	$1,020.49	$4.48	0.89%
Investor A1	$1,000.00	$1,020.10	$3.68	$1,000.00	$1,021.29	$3.68	0.73%
Investor B	$1,000.00	$1,015.30	$8.44	$1,000.00	$1,016.55	$8.45	1.68%
Investor B1	$1,000.00	$1,018.00	$5.79	$1,000.00	$1,019.20	$5.79	1.15%
Investor C	$1,000.00	$1,015.30	$8.44	$1,000.00	$1,016.55	$8.45	1.68%
Investor C1	$1,000.00	$1,017.40	$6.34	$1,000.00	$1,018.65	$6.34	1.26%

BlackRock Intermediate Municipal Fund (Including Interest Expense and Fees)
Institutional	$1,000.00	$1,020.90	$3.38	$1,000.00	$1,021.59	$3.38	0.67%
Investor A	$1,000.00	$1,019.60	$4.58	$1,000.00	$1,020.39	$4.58	0.91%
Investor A1	$1,000.00	$1,020.30	$3.88	$1,000.00	$1,021.09	$3.88	0.77%
Investor B	$1,000.00	$1,019.10	$5.18	$1,000.00	$1,019.80	$5.19	1.03%
Investor C	$1,000.00	$1,016.70	$8.45	$1,000.00	$1,016.55	$8.45	1.68%

BlackRock Intermediate Municipal Fund (Excluding Interest Expense and Fees)
Institutional	$1,000.00	$1,020.90	$3.38	$1,000.00	$1,021.59	$3.38	0.67%
Investor A	$1,000.00	$1,019.60	$4.58	$1,000.00	$1,020.39	$4.58	0.91%
Investor A1	$1,000.00	$1,020.30	$3.88	$1,000.00	$1,021.09	$3.88	0.77%
Investor B	$1,000.00	$1,019.10	$5.13	$1,000.00	$1,019.85	$5.14	1.02%
Investor C	$1,000.00	$1,016.70	$8.45	$1,000.00	$1,016.55	$8.45	1.68%

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

14	ANNUAL REPORT	MAY 31, 2011

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Funds may leverage their assets through the use of tender option bond (“TOB”) programs, as described in Note 1 of the Notes to Financial Statements. TOB investments generally will provide the Funds with economic benefits in periods of declining short-term interest rates, but expose the Funds to risks during periods of rising short-term interest rates. Additionally, fluctuations in the market value of municipal bonds deposited into the TOB trust may adversely affect each Fund’s NAV per share.

In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by each Fund on its longer-term portfolio investments. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. Changes in interest rates can influence the Funds’ NAVs positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased income to the Funds, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Funds’ NAVs and dividend rates than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. Each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause a Fund to incur losses. The use of leverage may limit each Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce income.

ANNUAL REPORT	MAY 31, 2011	15

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments, including financial futures contracts, as specified in Note 2 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Funds to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Funds can realize on an investment, may result in lower dividends paid to shareholders or may cause the Funds to hold an investment that they might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

16	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments May 31, 2011	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 81.0%
Corporate — 0.7%
City of Chula Vista California, Refunding RB, San Diego Gas, Series B, 5.88%, 2/15/34	$2,610	$2,762,607
County/City/Special District/School District — 25.1%
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.63%, 11/01/34	6,285	6,777,870
Carson Redevelopment Agency, Tax Allocation Bonds, Project Area 1, Series A, 7.00%, 10/01/36	4,405	4,690,092
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	4,000	4,019,800
City of Martinez California, GO, Election of 2008, Series A, 5.88%, 2/01/39	6,035	6,648,458
City of San Jose California, RB, Convention Center Expansion & Renovation Project, 6.50%, 5/01/42	2,395	2,454,588
County of Ventura California, COP, Public Financing Authority III, 5.75%, 8/15/29	1,000	1,067,220
El Monte City School District California, GO, Election of 2004, Series B (AGM), 5.00%, 8/01/32	4,435	4,495,759
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	3,045	3,248,223
Lancaster Redevelopment Agency California, Tax Allocation Bonds, Combined Redevelopment Project Areas, 6.88%, 8/01/39	3,445	3,372,827
Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	6,140	6,732,387
Los Gatos Union School District California, GO, Election of 2001, Series C (NPFGC), 5.00%, 8/01/30	4,275	4,440,656
Millbrae School District, GO, Series B-2, 6.00%, 7/01/41	2,585	2,783,399
Murrieta Valley Unified School District Public Financing Authority, Special Tax Bonds, Refunding, Series A (AGC), 5.13%, 9/01/26	5,500	5,635,520
Norco Redevelopment Agency California, Tax Allocation Bonds, Norco Redevelopment Project Area No. 1:
6.80%, 3/01/29	3,180	3,449,251
7.00%, 3/01/34	5,000	5,368,100
Orange County Sanitation District, COP, Series A, 5.00%, 2/01/39	2,760	2,821,520
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.63%, 8/01/39	5,000	5,247,300
Port of Oakland, Refunding RB, Series M, AMT (NPFGC), 5.38%, 11/01/27	2,500	2,463,725
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,315	5,416,516

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
San Francisco City & County Redevelopment Agency, Tax Allocation Bonds, Mission Bay North Redevelopment, Series C:
6.38%, 8/01/32	$1,025	$1,029,735
6.50%, 8/01/39	2,000	2,014,860
San Leandro Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	5,000	5,263,050
Santa Cruz County Redevelopment Agency California, Tax Allocation Bonds, Live Oak/Soquel Community Improvement, Series A, 7.00%, 9/01/36	1,200	1,294,848
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	4,110	4,547,551
		95,283,255
Education — 3.9%
California Educational Facilities Authority, RB, Pitzer College, 6.00%, 4/01/40	2,500	2,577,500
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/30	250	267,255
Pittsburg Unified School District, COP, 6.00%, 9/01/29	9,100	9,349,067
University of California, RB, Series O, 5.75%, 5/15/34	2,500	2,705,250
		14,899,072
Health — 7.8%
California Health Facilities Financing Authority, RB, Series A:
Adventist Health System-West, 5.75%, 9/01/39	4,650	4,554,164
Sutter Health, 6.25%, 8/15/35	2,080	2,082,392
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,820	1,895,512
Catholic Healthcare West, Series A, 6.00%, 7/01/39	5,000	5,108,750
Providence Health & Services, Series C, 6.50%, 10/01/33	4,130	4,605,280
Sutter Health, Series B, 6.00%, 8/15/42	2,500	2,612,975
California Statewide Communities Development Authority, RB, Health Facility, Memorial Health Services, Series A, 6.00%, 10/01/23	2,475	2,555,759

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BOCES	Board of Cooperative Educational Services
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
HUD	Department of Housing and Urban Development
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Group Inc.
RB	Revenue Bonds
S/F	Single-Family

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	17

Schedule of Investments (continued)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB:
Cottage Health Obligation Group, 5.25%, 11/01/30	$3,350	$3,317,672
Senior Living, Southern California, 6.25%, 11/15/19	500	533,210
Senior Living, Southern California, 6.63%, 11/15/24	650	692,386
Senior Living, Southern California, 7.00%, 11/15/29	500	530,040
Senior Living, Southern California, 7.25%, 11/15/41	1,250	1,320,175
		29,808,315
State — 6.8%
California State Public Works Board, RB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	10,628,600
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,425	2,531,433
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	1,725	1,822,532
State of California, GO, Various Purpose, 6.50%, 4/01/33	9,800	10,937,290
		25,919,855
Transportation — 10.7%
County of Orange California, RB, Series B, 5.75%, 7/01/34	3,000	3,186,030
County of Sacramento California, RB:
Senior Series B, 5.75%, 7/01/39	1,600	1,640,080
Senior Series B, AMT (AGM), 5.25%, 7/01/39	8,575	8,094,457
Subordinated and Passenger Facility Lease, SFO Fuel, Series A, AMT (AGC), 5.75%, 7/01/39	3,000	3,087,630
Los Angeles Department of Airports, RB:
Los Angeles International Airport, Series D, 5.00%, 5/15/30	1,000	1,034,260
Series A, 5.00%, 5/15/34	8,500	8,571,995
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, AMT, 5.38%, 5/15/38	285	287,046
Los Angeles Harbor Department, Refunding RB (NPFGC), 7.60%, 10/01/18 (a)	3,215	3,878,062
Port of Oakland, RB, Series K, AMT (NPFGC), 5.88%, 11/01/30	1,000	999,960
San Francisco City & County Airports Commission, RB:
Series E, 6.00%, 5/01/39	5,065	5,423,298
Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 1/01/20	1,250	1,252,225
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,880	3,095,251
		40,550,294
Utilities — 26.0%
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/39	1,900	1,980,446
City of Bakersfield California, RB, Series A (AGM), 5.00%, 9/15/32	7,000	7,086,100
City of Glendale California, RB (AGM), 5.00%, 2/01/32	6,825	7,023,198
City of Los Angeles California, Refunding RB:
Series A, 5.38%, 6/01/39	5,000	5,256,900
Series A (NPFGC), 5.00%, 6/01/32	4,000	4,065,160
Sub-Series A, 5.00%, 6/01/32	7,670	7,888,365
City of Petaluma California, Refunding RB, 6.00%, 5/01/36	5,625	6,087,769

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
El Dorado Irrigation District & El Dorado Water Agency California, COP, Refunding, Series A, 5.75%, 3/01/24	$5,065	$5,623,619
Los Angeles Department of Water & Power, Power System, RB:
Series A-2, 5.25%, 7/01/32	2,000	2,083,880
Sub-Series A-1, 5.25%, 7/01/38	4,265	4,404,764
Metropolitan Water District of Southern California, GO, Refunding, Waterworks, Series A, 5.00%, 3/01/37	3,065	3,186,772
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/32	3,000	3,109,620
Orange County Water District, COP, Refunding, 5.00%, 8/15/32	2,450	2,550,719
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	7,750	7,845,635
San Diego Public Facilities Financing Authority, Refunding RB:
Senior Series A, 5.25%, 5/15/29	4,000	4,273,760
Senior Series A, 5.25%, 5/15/34	6,500	6,691,360
Series B, 5.75%, 8/01/35	5,000	5,373,350
San Juan Water District, COP, Series A, 6.00%, 2/01/39	5,700	6,107,550
Tuolumne Wind Project Authority, RB, Tuolumne Co. Project, Series A, 5.88%, 1/01/29	7,395	8,036,886
		98,675,853
Total Municipal Bonds in California		307,899,251

Puerto Rico — 1.4%
State — 1.4%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	5,000	5,318,150
Total Municipal Bonds — 82.4%		313,217,401

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 31.0%
Corporate — 1.4%
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	5,270	5,454,503
County/City/Special District/School District — 13.7%
Grossmont Union High School District California, GO, Election of 2004, 5.00%, 8/01/33	5,610	5,639,789
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	12,200	12,835,620
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	7,000	7,079,520
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/30	7,350	7,472,451
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/38	19,000	19,155,610
		52,182,990
State — 2.6%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	10,000	9,844,600
Transportation — 1.9%
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	7,310	7,243,552

See Notes to Financial Statements.

18	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock California Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (concluded)
Utilities — 11.4%
Eastern Municipal Water District California, COP, Series A (NPFGC), 5.00%, 7/01/32	$7,880	$7,925,310
Sacramento Regional County Sanitation District, RB, Sacramento Regional County Sanitation (NPFGC), 5.00%, 12/01/36	5,000	5,061,700
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/33	4,760	4,834,875
San Diego Public Facilities Financing Authority, Refunding RB, Senior, Series A, 5.25%, 5/15/39	12,108	12,343,795
San Francisco City & County Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	13,000	13,177,710
		43,343,390
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.0%		118,069,035
Total Long-Term Investments (Cost — $421,938,021) — 113.4%		431,286,436

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.04% (c)(d)	6,534,558	6,534,558
Total Short-Term Securities (Cost — $6,534,558) — 1.7%		6,534,558
Total Investments (Cost — $428,472,579*) — 115.1%		437,820,994
Other Assets Less Liabilities — 0.5%		2,063,735
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (15.6)%		(59,503,047)
Net Assets — 100.0%		$380,381,682

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$369,565,142
Gross unrealized appreciation	$11,891,259
Gross unrealized depreciation	(3,102,937)
Net unrealized appreciation	$8,788,322

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(c)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BIF California Municipal Money Fund	8,876,733	(2,342,175)	6,534,558	$4,268

(d)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
180	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2011	$21,864,033	$(461,591)

180	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$22,039,838	(29,850)
Total					$(491,441)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$431,286,436	—	$431,286,436
Short-Term Securities	$6,534,558	—	—	6,534,558
Total	$6,534,558	$431,286,436	—	$437,820,994

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(491,441)	—	—	$(491,441)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	19

Schedule of Investments May 31, 2011	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 87.4%
Corporate — 4.1%
New Jersey EDA, RB, AMT:
American Airlines, Inc. Project, 7.10%, 11/01/31	$1,075	$881,274
Continental Airlines, Inc. Project, 6.25%, 9/15/19	3,000	2,865,330
Continental Airlines, Inc. Project, 6.40%, 9/15/23	500	482,490
Disposal, Waste Management of New Jersey, Series A, Mandatory Put Bonds, 5.30%, 6/01/15 (a)	2,000	2,154,880
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	1,445	1,443,252
Newark Airport Marriott Hotel, 7.00%, 10/01/14	1,250	1,254,912
		9,082,138
County/City/Special District/School District — 5.2%
City of Perth Amboy New Jersey, GO, CAB (AGM) (b):
4.50%, 7/01/35	1,250	1,186,812
5.00%, 7/01/36	300	283,101
County of Middlesex New Jersey, COP Refunding (NPFGC), 5.00%, 8/01/22	200	200,942
Essex County Improvement Authority, RB, Newark Project, Series A (AGM):
5.00%, 11/01/20	735	755,029
6.00%, 11/01/30	1,090	1,145,939
Essex County Improvement Authority, Refunding RB, Project Consolidation (NPFGC), 5.50%, 10/01/29	1,500	1,659,975
Middlesex County Improvement Authority, RB:
Golf Course Projects, 5.25%, 6/01/26	1,705	1,785,323
Senior, Heldrich Center Hotel, Series A, 5.00%, 1/01/15	730	426,495
Newark Housing Authority, Refunding RB, Newark Redevelopment Project (NPFGC), 4.38%, 1/01/37	1,775	1,612,445
Salem County Improvement Authority, RB, Finlaw Street Office Building (AGM), 5.38%, 8/15/28	530	541,019
South Jersey Port Corp., Refunding RB, AMT, 5.20%, 1/01/23	1,500	1,507,170
Union County Improvement Authority, LRB, Madison Redevelopment Project (AGM), 5.00%, 3/01/25	500	525,210
		11,629,460
Education — 14.8%
New Jersey EDA, RB, Duke Farms Foundation Project, Series B, 5.00%, 7/01/48	1,500	1,527,795
New Jersey EDA, Refunding RB, Seeing Eye, Inc. Project (AMBAC), 5.00%, 12/01/24	5,500	5,492,520
New Jersey Educational Facilities Authority, RB:
Fairleigh Dickinson University, Series D (ACA), 5.25%, 7/01/32	1,500	1,346,505
Georgian Court College Project, Series C, 6.50%, 7/01/13 (c)	750	843,480
Kean University, Series A (AGC), 5.00%, 9/01/36	1,000	1,040,920
Princeton University, Series B, 4.25%, 7/01/40	1,000	965,940
Rider University, Series C (Radian), 5.00%, 7/01/37	2,400	2,117,016
Rowan University, Series C (NPFGC), 5.13%, 7/01/14 (c)	715	811,103
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	3,750	3,780,975
Georgian Court University, Series D, 5.00%, 7/01/33	500	452,830
Ramapo College, Series I (AMBAC), 4.25%, 7/01/36	295	254,520
Rowan University, Series B (AGC), 5.00%, 7/01/27	1,250	1,310,675
Rowan University, Series B (AGM), 3.00%, 7/01/27	220	183,630

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (concluded)
New Jersey Educational Facilities Authority, Refunding RB (concluded):
Rowan University, Series B (AGM), 3.00%, 7/01/28	$285	$233,518
Stevens Institute of Technology, Series A, 5.00%, 7/01/34	1,400	1,265,012
University of Medicine & Dentistry, Series B, 7.50%, 12/01/32	2,500	2,806,375
William Paterson University, Series C (AGC), 5.00%, 7/01/38	3,200	3,234,080
New Jersey Higher Education Assistance Authority, RB, Series A, AMT (AMBAC), 5.30%, 6/01/17	15	15,022
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
5.00%, 12/01/25	100	100,206
5.00%, 12/01/26	650	647,920
University of Medicine & Dentistry of New Jersey, COP:
(AMBAC), 5.00%, 4/15/22	250	252,627
(NPFGC), 5.00%, 6/15/29	1,000	981,340
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC):
5.13%, 12/01/22	250	252,850
5.50%, 12/01/27	2,030	2,041,530
5.00%, 12/01/31	1,000	959,150
		32,917,539
Health — 18.5%
Burlington County Bridge Commission, Refunding RB, The Evergreens Project, 5.63%, 1/01/38	1,850	1,498,574
New Jersey EDA, RB:
CAB, St. Barnabas Health, Series A (NPFGC), 5.63%, 7/01/23 (d)	4,000	1,835,880
First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	1,000	838,920
First Mortgage, Presbyterian Homes, Series A, 6.38%, 11/01/31	1,330	1,135,089
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/24	875	884,109
Masonic Charity Foundation of New Jersey, 5.25%, 6/01/32	500	479,740
New Jersey EDA, Refunding RB:
First Mortgage, Winchester, Series A, 5.80%, 11/01/31	1,500	1,424,310
Seabrook Village, Inc. Facility, 5.25%, 11/15/26	2,000	1,714,780
Seabrook Village, Inc. Facility, 5.25%, 11/15/36	600	471,870
New Jersey Health Care Facilities Financing Authority, RB:
6.00%, 7/01/37	2,985	3,075,863
Children’s Specialized Hospital, Series A, 5.50%, 7/01/36	460	420,353
Hunterdon Medical Center, Series A, 5.25%, 7/01/25	750	753,285
Hunterdon Medical Center, Series A, 5.13%, 7/01/35	1,100	1,023,077
Kennedy Health System, 5.50%, 7/01/21	1,995	1,995,918
Meridian Health, Series I (AGC), 5.00%, 7/01/38	1,920	1,878,106
Pascack Valley Hospital Association, 6.00%, 7/01/13 (e)(f)	830	8
RWJ Health Care Corp., Series B (Radian), 5.00%, 7/01/25	250	234,120
Virtua Health (AGC), 5.50%, 7/01/38	3,620	3,702,753

See Notes to Financial Statements.

20	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (concluded)
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Atlantic City Medical System, 6.25%, 7/01/17	$505	$523,725
Bayshore Community Hospital (Radian), 5.13%, 7/01/32	1,500	1,195,110
CAB, St. Barnabas Health, Series B, 5.90%, 7/01/30 (d)	4,500	1,224,045
CAB, St. Barnabas Health, Series B, 5.68%, 7/01/36 (d)	7,360	1,163,763
CAB, St. Barnabas Health, Series B, 5.74%, 7/01/37 (d)	7,000	1,023,190
Capital Health System Obligation Group, Series A, 5.75%, 7/01/13 (c)	600	658,218
General Hospital Center at Passaic (AGM), 6.75%, 7/01/19 (g)	125	156,021
Hackensack University Medical Center (AGC), 5.25%, 1/01/36	3,600	3,627,720
Holy Name Medical Center, 5.00%, 7/01/25	500	443,725
Robert Wood Johnson, 5.00%, 7/01/31	1,500	1,488,675
South Jersey Hospital, 5.00%, 7/01/46	3,150	2,873,966
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,190	3,333,941
		41,078,854
Housing — 8.1%
Middlesex County Improvement Authority, RB, New Brunswick Apartments Rental Housing, AMT (Fannie Mae), 5.15%, 2/01/24	2,945	2,955,366
New Jersey State Housing & Mortgage Finance Agency, RB:
Capital Fund Program, Series A (AGM), 4.70%, 11/01/25	2,100	2,110,353
S/F Housing, Series U, AMT, 4.90%, 10/01/27	2,500	2,431,350
S/F Housing, Series U, AMT, 4.95%, 10/01/32	640	606,995
S/F Housing, Series X, AMT, 4.85%, 4/01/16	2,000	2,047,680
Series AA, 6.50%, 10/01/38	1,570	1,699,494
New Jersey State Housing & Mortgage Finance Agency, Refunding RB:
S/F Housing, Series T, AMT, 4.65%, 10/01/32	3,900	3,645,252
Series B (AGM), 6.15%, 11/01/20	195	195,277
Newark Housing Authority, RB, South Ward Police Facility (AGC):
5.75%, 12/01/30	625	661,575
6.75%, 12/01/38	1,425	1,606,488
		17,959,830
State — 17.1%
Garden State Preservation Trust, RB (AGM):
CAB, Series B, 5.17%, 11/01/24 (d)	10,000	5,393,500
CAB, Series B, 5.24%, 11/01/27 (d)	4,135	1,829,324
Election of 2005, Series A, 5.80%, 11/01/22	1,640	1,883,294
Election of 2005, Series A, 5.75%, 11/01/28	2,080	2,471,352
New Jersey EDA, RB:
CAB, Motor Vehicle Surcharge, Series R (NPFGC), 4.95%, 7/01/21 (d)	1,675	1,005,067
Cigarette Tax, 5.63%, 6/15/19	520	519,943
Cigarette Tax, 5.75%, 6/15/29	3,790	3,540,011
Cigarette Tax (Radian), 5.50%, 6/15/31	125	111,487
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/27	2,000	2,010,680
Motor Vehicle Surcharge, Series A (NPFGC), 5.00%, 7/01/29	1,100	1,105,566
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	425	427,380

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (concluded)
New Jersey EDA, RB (concluded):
Newark Downtown District Management Corp., 5.13%, 6/15/37	$350	$294,560
School Facilities Construction, Series L (AGM), 5.00%, 3/01/30	1,700	1,711,424
School Facilities Construction, Series U (AMBAC), 5.00%, 9/01/37	500	491,350
School Facilities Construction, Series Z (AGC), 5.50%, 12/15/34	1,500	1,557,090
School Facilities Construction, Series Z (AGC), 6.00%, 12/15/34	1,000	1,070,570
New Jersey EDA, Refunding RB:
CAB, Economic Fund, Series A (NPFGC), 5.25%, 3/15/21 (d)	2,000	1,281,400
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	1,000	1,003,430
New Jersey EDA, Special Assessment Bonds, Refunding, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,500	2,534,525
New Jersey Educational Facilities Authority, RB, Public Library Project Grant Issue, Series A (AMBAC), 5.50%, 9/01/19	1,120	1,176,101
New Jersey Sports & Exposition Authority, Refunding RB (NPFGC), 5.50%, 3/01/21	805	885,524
New Jersey Transportation Trust Fund Authority, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	1,380	277,670
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series B (NPFGC), 5.50%, 12/15/21	1,800	2,004,732
State of New Jersey, COP, Equipment Lease Purchase, Series A:
5.25%, 6/15/29	1,000	1,015,040
5.25%, 6/15/30	1,110	1,124,497
State of New Jersey, GO, Refunding, Series N (NPFGC), 5.50%, 7/15/17	1,000	1,187,020
		37,912,537
Transportation — 16.7%
Delaware River Joint Toll Bridge Commission, Refunding RB, 5.00%, 7/01/24	2,450	2,505,321
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	1,875	1,869,262
Delaware River Port Authority, Refunding RB, Port District Project, Series A (AGM), 5.20%, 1/01/27	350	352,125
Hudson County Improvement Authority, RB, Harrison Parking Facility Project, Series C:
4.88%, 1/01/46	1,000	958,870
5.25%, 1/01/46	4,900	4,973,206
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.22%, 1/01/35 (b)	1,510	1,244,572
Series C (AGM), 5.00%, 1/01/30	2,500	2,539,200
Series I, 5.00%, 1/01/35	2,500	2,517,250
New Jersey State Turnpike Authority, Refunding RB, Series C (NPFGC), 6.50%, 1/01/16	545	647,155
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A:
6.00%, 6/15/35	3,185	3,481,269
6.23%, 12/15/32 (d)	10,000	2,558,500
CAB, 6.63%, 12/15/38 (d)	10,000	1,677,000

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	21

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated, 85th Series, 5.20%, 9/01/18	$1,000	$1,189,660
Consolidated, 93rd Series, 6.13%, 6/01/94	1,000	1,130,150
JFK International Air Terminal, 6.00%, 12/01/42	1,000	992,440
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 6.25%, 12/01/11	1,750	1,774,080
Special Project, JFK International Air Terminal, Series 6, AMT (NPFGC), 5.75%, 12/01/22	2,000	1,940,020
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 155th Series, AMT, 4.75%, 4/15/37	5,000	4,812,350
		37,162,430
Utilities — 2.9%
New Jersey EDA, RB, New Jersey American Water Co., Inc. Project, Series A, AMT (AMBAC), 5.25%, 11/01/32	1,250	1,220,113
New Jersey EDA, Refunding RB, New Jersey American Water Co., Series D, AMT, 4.88%, 11/01/29	1,000	954,890
North Hudson Sewerage Authority, Refunding RB, Series A (NPFGC), 5.41%, 8/01/21 (d)	5,000	2,985,200
Passaic Valley Water Commission, RB, Series A, 6.00%, 12/15/24	1,195	1,341,626
		6,501,829
Total Municipal Bonds in New Jersey		194,244,617

Guam — 0.8%
State — 0.4%
Territory of Guam, GO, Series A, 7.00%, 11/15/39	970	998,082
Utilities — 0.4%
Guam Government Waterworks Authority, Refunding RB, Water, 5.88%, 7/01/35	1,000	908,730
Total Municipal Bonds in Guam		1,906,812

Northern Mariana Islands — 0.1%
State — 0.1%
Commonwealth of the Northern Mariana Islands, GO, Series A, 6.75%, 10/01/33	150	138,438

Puerto Rico — 8.4%
Corporate — 0.5%
Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	1,345	1,179,457
County/City/Special District/School District — 0.5%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (NPFGC), 5.76%, 8/01/41 (d)	7,750	1,072,367
State — 3.1%
Commonwealth of Puerto Rico, GO, Public Improvement (AGM), 5.50%, 7/01/19	2,000	2,187,320
Commonwealth of Puerto Rico, GO, Refunding, Public Improvement, Series A-4 (AGM), 5.25%, 7/01/30	320	321,901
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	4,250	4,285,955
		6,795,176

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Transportation — 1.1%
Puerto Rico Highway & Transportation Authority, Refunding RB:
Series CC (AGM), 5.50%, 7/01/30	$1,250	$1,299,600
Series M, 5.00%, 7/01/32	1,200	1,088,064
		2,387,664
Utilities — 3.2%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	1,000	1,001,370
Puerto Rico Electric Power Authority, RB:
Series TT, 5.00%, 7/01/37	1,250	1,147,725
Series XX, 5.25%, 7/01/40	4,000	3,767,200
Puerto Rico Electric Power Authority, Refunding RB, Series VV (NPFGC), 5.25%, 7/01/29	1,220	1,194,844
		7,111,139
Total Municipal Bonds in Puerto Rico		18,545,803

U.S. Virgin Islands — 0.9%
Corporate — 0.9%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,400	1,372,490
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 5.88%, 7/01/22	750	693,525
Total Municipal Bonds in the U.S. Virgin Islands		2,066,015
Total Municipal Bonds — 97.6%		216,901,685
Total Long-Term Investments (Cost — $219,692,772) — 97.6%		216,901,685

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.04% (h)(i)	1,968,476	1,968,476
Total Short-Term Securities (Cost — $1,968,476) — 0.9%		1,968,476
Total Investments (Cost — $221,661,248*) — 98.5%		218,870,161
Other Assets Less Liabilities — 1.5%		3,333,257
Net Assets — 100.0%		$222,203,418

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$220,881,870
Gross unrealized appreciation	$5,852,993
Gross unrealized depreciation	(7,864,702)
Net unrealized depreciation	$(2,011,709)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Non-income producing security.

(g)	Security is collateralized by Municipal or US Treasury obligations.

See Notes to Financial Statements.

22	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Fund

(h)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BIF New Jersey Municipal Money Fund	796,049	1,172,427	1,968,476	$1,396

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
69	30-Year U.S. Long-Term Treasury Bond	Chicago Board of Trade	September 2011	$8,595,220	$(18,998)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financials statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$216,901,685	—	$216,901,685
Short-Term Investments	$1,968,476	—	—	1,968,476
Total	$1,968,476	$216,901,685	—	$218,870,161

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(18,998)	—	—	$(18,998)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	23

Schedule of Investments May 31, 2011	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 75.5%
Corporate — 5.4%
Bradford County IDA, Refunding RB, International Paper Co. Project, Series B, AMT, 5.20%, 12/01/19	$1,000	$1,005,410
Delaware County IDA Pennsylvania, RB, Water Facilities, Aqua Pennsylvania Inc. Project, Series C, AMT (NPFGC), 5.00%, 2/01/35	5,670	5,523,771
Montgomery County IDA Pennsylvania, RB, Philadelphia Presbytery Homes, 6.63%, 12/01/30	650	655,623
Pennsylvania Economic Development Financing Authority, RB, Series A:
Aqua Pennsylvania Inc. Project, 5.00%, 10/01/39	3,000	3,024,210
Aqua Pennsylvania Inc. Project, AMT, 6.75%, 10/01/18	9,400	11,118,696
Waste Management Inc. Project, AMT, 5.10%, 10/01/27	300	287,370
Pennsylvania Economic Development Financing Authority, Refunding RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.00%, 12/01/34	1,540	1,527,387
Washington County IDA Pennsylvania, Refunding RB, West Pennsylvania, Mitchell, Series G (AMBAC), 6.05%, 4/01/14	2,500	2,504,175
		25,646,642
County/City/Special District/School District — 11.3%
Coatesville School District, GO (AGM), 5.00%, 8/01/25	6,585	6,988,660
County of Allegheny Pennsylvania, GO, Refunding, Series C-57 (NPFGC), 5.00%, 11/01/21	5,775	6,020,149
County of York Pennsylvania, GO, 5.00%, 3/01/36	2,500	2,568,775
Delaware Valley Regional Financial Authority, RB, Series A (AMBAC), 5.50%, 8/01/28	15,500	15,845,340
Delaware Valley Regional Financial Authority, Refunding RB, Series A, 5.50%, 6/01/37	7,500	8,065,125
Philadelphia Redevelopment Authority, RB, Quality Redevelopment Neighborhood, Series B, AMT (NPFGC), 5.00%, 4/15/27	415	397,001
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	8,600	9,020,970
Souderton Area School District Pennsylvania, GO (NPFGC), 5.00%, 11/15/22	4,290	4,635,989
		53,542,009
Education — 17.8%
Adams County IDA, Refunding RB, Gettysburg College:
5.00%, 8/15/24	950	1,005,689
5.00%, 8/15/25	980	1,027,079
5.00%, 8/15/26	810	841,436
Cumberland County Municipal Authority, RB, AICUP Financing Program, Dickinson College Project, 5.00%, 11/01/39	1,000	1,005,210
Delaware County Authority, RB, Haverford College:
5.00%, 11/15/35	6,070	6,237,471
5.00%, 11/15/40	3,700	3,780,290
Delaware County Authority Pennsylvania, RB, Villanova University, 5.25%, 12/01/31	600	630,630
Lancaster Higher Education Authority, RB, Franklin & Marshall College Project, 5.00%, 4/15/37	2,930	2,945,060
Pennsylvania Higher Educational Facilities Authority, RB:
Drexel University, Series A (NPFGC), 5.00%, 5/01/37	2,650	2,627,078
State System of Higher Education, Series A (NPFGC), 5.00%, 6/15/26	3,300	3,488,133
Thomas Jefferson University, 5.00%, 3/01/40	11,000	10,965,900

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Education (concluded)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Drexel University, Series A, 5.25%, 5/01/41	$7,140	$7,161,563
State System of Higher Education, Series AL, 5.00%, 6/15/35	9,500	9,693,705
University of the Sciences Philadelphia (AGC), 5.00%, 11/01/32	5,000	5,124,300
Pennsylvania State University, Refunding RB, Series A:
5.00%, 8/15/28	5,045	5,387,808
5.00%, 8/15/29	2,000	2,123,740
Philadelphia Authority for Industrial Development, RB, Amern College of Physicians:
5.50%, 6/15/20	6,370	6,374,650
5.50%, 6/15/25	8,315	8,321,070
Swarthmore Borough Authority, Refunding RB, Series A, 4.30%, 9/15/28	5,400	5,491,746
		84,232,558
Health — 18.8%
Allegheny County Hospital Development Authority, RB,
Health Center, UPMC Health, Series B (NPFGC), 6.00%, 7/01/25	6,750	7,676,100
Allegheny County Hospital Development Authority, Refunding RB, Health System, West Penn, Series A:
5.00%, 11/15/28	4,750	3,681,345
5.38%, 11/15/40	5,870	4,452,395
Allegheny County IDA Pennsylvania, Refunding RB:
Commercial Development, MPB Associate Project (AGM), 7.70%, 12/01/13	1,855	2,012,415
Residential Resource Inc. Project, 5.13%, 9/01/31	885	743,701
Bucks County IDA, RB, Ann’s Choice Inc. Facility, Series A, 5.90%, 1/01/27	770	688,349
Centre County Hospital Authority, RB, Mount Nittany Medical Center Project, 7.00%, 11/15/46	4,110	4,372,423
Cumberland County Municipal Authority, RB, Diakon Lutheran, 6.38%, 1/01/39	3,000	3,006,030
Dauphin County General Authority, Refunding RB, Pinnacle Health System Project, Series A, 6.00%, 6/01/29	5,000	5,053,750
Franklin County IDA Pennsylvania, RB, Chambersburg Hospital Project, 5.38%, 7/01/42	6,370	6,034,365
Fulton County IDA, RB, Fulton County Medical Center Project, 5.90%, 7/01/40	500	403,155
Lancaster County Hospital Authority, RB, Brethren Village Project, Series A, 6.50%, 7/01/40	1,750	1,675,187
Lebanon County Good Samaritan Hospital Authority, Refunding RB, Pleasant View Retirement, Series A, 5.30%, 12/15/26	1,000	872,870
Lycoming County Authority, Refunding RB, Susquehanna Health System Project, Series A, 5.75%, 7/01/39	3,080	2,835,294
Monroe County Hospital Authority Pennsylvania, Refunding RB, Hospital, Pocono Medical Center, 5.13%, 1/01/37	4,140	3,779,820
Montgomery County Higher Education & Health Authority, Refunding RB, Series A:
Abington Memorial Hospital, 5.13%, 6/01/33	4,860	4,713,471
Health Care, Holy Redeemer Health (AMBAC), 5.25%, 10/01/27	8,900	7,822,299
Montgomery County IDA Pennsylvania, RB:
Acts Retirement Life Community, Series A, 4.50%, 11/15/36	4,870	3,796,068
Acts Retirement Life Community, Series A-1, 6.25%, 11/15/29	480	494,261
New Regional Medical Center Project (FHA), 5.38%, 8/01/38	5,300	5,372,716

See Notes to Financial Statements.

24	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Health (concluded)
Montgomery County IDA Pennsylvania, Refunding RB, Foulkeways at Gwynedd Project, Series A, 5.00%, 12/01/24	$1,000	$969,460
Pennsylvania Higher Educational Facilities Authority, RB, University of Pittsburgh Medical Center, Series E, 5.00%, 5/15/31	4,800	4,734,288
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Presbyterian Medical Center, 6.65%, 12/01/19 (a)	3,000	3,701,250
Sayre Health Care Facilities Authority, Refunding RB, Guthrie Health, Series A, 5.88%, 12/01/31	320	322,528
South Fork Municipal Authority, Refunding RB:
Conemaugh Valley Memorial, Series B (AGC), 5.38%, 7/01/35	3,900	3,876,366
Good Samaritan Medical Center Project, (NPFGC), 5.38%, 7/01/16	1,875	1,879,444
Southcentral General Authority, Refunding RB, Wellspan Health Obligor Group, Series A, 6.00%, 6/01/29	3,750	4,020,900
		88,990,250
Housing — 2.7%
Pennsylvania HFA, RB, Series 94-A, AMT, 5.10%, 10/01/31	3,000	2,925,660
Pennsylvania HFA, Refunding RB, AMT:
S/F Mortgage, Series 92-A, 4.75%, 4/01/31	2,200	2,057,572
Series 99A, 5.25%, 10/01/32	4,800	4,751,040
Series 99A, 5.15%, 4/01/38	2,200	2,131,448
Philadelphia Authority for Industrial Development, RB:
Rieder House Project, Series A, 6.10%, 7/01/33	500	467,815
Saligman House Project, Series C (HUD), 6.10%, 7/01/33	500	467,815
		12,801,350
State — 8.0%
Commonwealth Financing Authority, RB, Series B (AGC), 5.00%, 6/01/31	3,420	3,499,207
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 10/01/26	2,800	3,028,088
First Series, 5.00%, 3/15/29	3,900	4,163,952
Second Series A, 5.00%, 8/01/24	6,000	6,532,200
Pennsylvania IDA, Refunding RB, Economic Development (AMBAC), 5.50%, 7/01/16	7,595	8,006,345
State Public School Building Authority, Refunding RB:
Harrisburg School District Project, Series A (AGC), 5.00%, 11/15/33	3,050	3,118,198
School District of Philadelphia Project, Series B (AGM), 5.00%, 6/01/24	9,000	9,404,730
		37,752,720
Transportation — 8.0%
City of Philadelphia Pennsylvania, RB, Series A:
5.00%, 6/15/40	11,500	11,309,330
AMT (AGM), 5.00%, 6/15/32	9,500	9,025,475
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	7,500	7,477,050
Pennsylvania Turnpike Commission, RB:
CAB, Series E, 6.48%, 12/01/38 (b)	3,350	2,360,913
Series A (AMBAC), 5.50%, 12/01/31	1,600	1,645,792
Sub-Series A, 6.00%, 12/01/41	1,200	1,232,724
Sub-Series B, 5.25%, 6/01/39	4,900	4,850,363
		37,901,647

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
Utilities — 3.5%
Allegheny County Sanitation Authority, Refunding RB (AGM), 5.00%, 6/01/40	$1,000	$1,010,550
City of Philadelphia Pennsylvania, RB:
12th Series B (NPFGC), 7.00%, 5/15/20 (a)	1,435	1,791,497
Ninth Series, 5.25%, 8/01/40	3,300	3,157,506
Series A, 5.25%, 1/01/36	1,450	1,458,947
Series C (AGM), 5.00%, 8/01/40	2,650	2,657,552
Montgomery County IDA Pennsylvania, RB, Aqua Pennsylvania Inc. Project, Series A, AMT, 5.25%, 7/01/42	3,900	3,760,965
Pennsylvania Economic Development Financing Authority, RB, Philadelphia Biosolids Facility, 6.25%, 1/01/32	2,500	2,556,425
		16,393,442
Total Municipal Bonds in Pennsylvania		357,260,618

Guam — 0.9%
County/City/Special District/School District — 0.4%
Territory of Guam, RB, Section 30, Series A, 5.63%, 12/01/29	1,760	1,752,995
Tobacco — 0.3%
Guam Economic Development & Commerce Authority, Refunding RB, Tobacco Settlement Asset-Backed, 5.63%, 6/01/47	1,750	1,406,510
Utilities — 0.2%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	956,920
Total Municipal Bonds in Guam		4,116,425

Puerto Rico — 7.9%
Corporate — 0.1%
Puerto Rico Ports Authority, RB, Special Facilities, American Airlines, Series A, AMT, 6.25%, 6/01/26	750	605,175
County/City/Special District/School District — 0.3%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A NPFGC, 5.69%, 8/01/41 (c)	10,000	1,383,700
State — 5.5%
Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (NPFGC), 6.00%, 7/01/27	3,000	3,108,180
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities:
5.25%, 7/01/17	2,375	2,524,601
5.50%, 7/01/27	1,650	1,656,683
5.38%, 7/01/33	2,940	2,757,573
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	15,000	15,832,650
		25,879,687

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Bond Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Tobacco — 0.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.38%, 5/15/33	$1,040	$916,282
Transportation — 0.1%
Puerto Rico Highway & Transportation Authority, RB, Series G, 5.00%, 7/01/33	685	616,425
Utilities — 1.7%
Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 7/01/38	3,600	3,604,932
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	4,450	4,388,100
		7,993,032
Total Municipal Bonds in Puerto Rico		37,394,301

U.S. Virgin Islands — 0.6%
Corporate — 0.3%
United States Virgin Islands, Refunding RB, Senior Secured-Hovensa Coker Project, AMT, 6.50%, 7/01/21	1,000	980,350
Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery AMT, 6.13%, 7/01/22	500	471,945
		1,452,295
State — 0.1%
Virgin Islands Public Finance Authority, RB, Senior Lien, Capital Projects, Series A-1, 5.00%, 10/01/39	300	261,912
Utilities — 0.2%
Virgin Islands Water & Power Authority, RB, Series A, 5.00%, 7/01/31	1,000	925,880
Total Municipal Bonds in the U.S. Virgin Islands		2,640,087
Total Municipal Bonds — 84.9%		401,411,431

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Pennsylvania — 27.8%
Education — 7.7%
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System, 5.75%, 8/15/41	9,280	9,575,568
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Trustees of the University of Pennsylvania, Series C, 4.75%, 7/15/35	11,630	11,655,237
Pennsylvania State University, RB, 5.00%, 3/01/40	10,000	10,350,400
University of Pittsburgh Pennsylvania, RB, Capital Project, Series B, 5.00%, 9/15/28	4,448	4,774,505
		36,355,710
Health — 9.8%
Berks County Municipal Authority, Refunding RB, Reading Hospital & Medical Center Project, Series A-3, 5.50%, 11/01/31	10,000	10,360,500
Geisinger Authority, RB:
Series A, 5.13%, 6/01/34	7,460	7,555,190
Series A, 5.25%, 6/01/39	5,997	6,079,176
Series A1, 5.13%, 6/01/41 (e)	12,570	12,633,478

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Pennsylvania (concluded)
Health (concluded)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Jefferson Health System, Series B, 5.00%, 5/15/40	$10,000	$9,629,700
		46,258,044
Housing — 2.8%
Pennsylvania HFA, Refunding RB:
Series 96-A, AMT, 4.70%, 10/01/37	6,450	5,835,766
Series 105C, 5.00%, 10/01/39	7,500	7,398,750
		13,234,516
State — 4.8%
Commonwealth of Pennsylvania, GO, First Series, 5.00%, 3/15/28	10,797	11,602,325
Pennsylvania Turnpike Commission, RB, Series C of 2003 Pennsylvania Turnpike (NPFGC), 5.00%, 12/01/32	11,000	11,199,650
		22,801,975
Transportation — 2.7%
City of Philadelphia Pennsylvania, RB, Series A, AMT (AGM), 5.00%, 6/15/37	14,000	12,837,860
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.8%		131,488,105
Total Long-Term Investments (Cost — $528,064,876) — 112.7%		532,899,536

Short-Term Securities	Shares
BIF Pennsylvania Municipal Money Fund, 0.00% (f)(g)	7,821,020	7,821,020
Total Short-Term Securities (Cost — $7,821,020) — 1.6%		7,821,020
Total Investments (Cost — $535,885,896*) — 114.3%		540,720,556
Other Assets Less Liabilities– 0.1%		389,417
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (14.4)%		(68,154,422)
Net Assets — 100.0%		$472,955,551

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$469,014,474
Gross unrealized appreciation	$13,167,356
Gross unrealized depreciation	(9,563,409)
Net unrealized appreciation	$3,603,947

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(c)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
JPMorgan Bank NA	$12,633,478	$60,335

See Notes to Financial Statements.

26	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Bond Fund

(f)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Net Activity	Shares Held at May 31, 2011	Income
BIF Pennsylvania Municipal Money Fund	22,887,186	(15,066,166)	7,821,020	—

(g)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
230	10-Year U.S.	Chicago Board	June 2011	$27,700,841	$(826,347)
	Treasury Note	of Trade
150	10-Year U.S.	Chicago Board	September	$18,366,563	(24,894)
	Treasury Note	of Trade	2011
Total					$(851,241)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financials statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$532,899,536	—	$532,899,536
Short-Term Investments	$7,821,020	—	—	7,821,020
Total	$7,821,020	$532,899,536	—	$540,720,556

[1]	See above Schedule of Investments for values in each sector.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(851,241)	—	—	$(851,241)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	27

Schedule of Investments May 31, 2011	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
Birmingham Special Care Facilities Financing Authority, RB, Children’s Hospital, Children’s Hospital (AGC), 6.00%, 6/01/34	$750	$802,013
Arizona — 4.2%
Arizona Health Facilities Authority, RB, Banner Health, Series A, 5.00%, 1/01/20	2,000	2,114,500
Arizona State Transportation Board, RB, Series B, 5.00%, 7/01/17	2,500	2,851,575
Arizona State University, RB, Series D, 5.50%, 7/01/25	1,250	1,378,562
City of Tucson Arizona, COP, Refunding (AGC), 4.00%, 7/01/20	1,500	1,557,300
Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/18	1,000	1,205,580
Pima County IDA, Refunding RB, Tucson Electric Power Co., San Juan, Series A, 4.95%, 10/01/20	1,500	1,495,470
Salt Verde Financial Corp., RB, Senior, 5.25%, 12/01/19	2,000	2,061,360
State of Arizona, COP, Department of Administration, Series A (AGM), 4.25%, 10/01/23	500	494,865
		13,159,212
Arkansas — 0.3%
Benton County Public Facilities Board, Refunding RB, BCCSO Project, Series A, 5.00%, 6/01/22	785	814,665
California — 11.1%
Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	555	542,646
Antelope Valley Healthcare District California, RB, Series A, 5.25%, 9/01/17	2,000	1,911,540
California County Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles, 5.25%, 6/01/21 (a)	4,795	4,300,588
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 8/15/22	1,050	1,112,118
California HFA, RB, Home Mortgage, AMT:
Series E, 4.70%, 8/01/24	1,200	1,063,896
Series I, 4.60%, 8/01/21	2,500	2,218,775
Series K, 4.55%, 8/01/21	2,715	2,403,209
California HFA, Refunding RB, Home Mortgage, Series M, AMT, 4.55%, 8/01/21	2,500	2,320,425
California Pollution Control Financing Authority, Refunding RB, Pacific Gas, AMT (FGIC):
Series A, 4.75%, 12/01/23	4,000	4,034,680
Series C, 4.75%, 12/01/23	1,000	1,008,670
Golden State Tobacco Securitization Corp. California, Refunding RB, Asset-Backed, Senior Series A-1, 5.00%, 6/01/16	3,000	3,059,490
Los Angeles Unified School District California, GO, Refunding, Series A-1 (NPFGC), 4.50%, 7/01/25	6,735	6,696,543
Palomar Community College District, GO, CAB, Election of 2006, Series B, 5.78%, 8/01/23 (b)	3,950	1,975,948
Southern California Public Power Authority, RB, Project No. 1, Series A, 5.25%, 11/01/19	2,445	2,484,291
		35,132,819
Colorado — 0.8%
City & County of Denver Colorado, RB, Series D, AMT (AMBAC), 7.75%, 11/15/13	2,450	2,675,522
Florida — 4.0%
Broward County School Board Florida, COP (AGM):
Series A, 5.00%, 7/01/24 (c)	4,000	4,074,400
Series C, 5.25%, 7/01/17	3,410	3,683,993
County of Miami-Dade Florida, Refunding RB, System, Series B (AGM), 5.25%, 10/01/22	2,000	2,307,400

Municipal Bonds	Par (000)	Value
Florida (concluded)
Panther Trace II Community Development District, Special Assessment Bonds, Special Assessment, 5.13%, 11/01/13	$740	$662,515
Sterling Hill Community Development District, Special Assessment Bonds, Refunding, Series B, 5.50%, 11/01/10 (d)(e)	160	111,936
Tolomato Community Development District, Special Assessment Bonds, Special Assessment, 6.38%, 5/01/17 (d)(e)	2,765	1,940,809
		12,781,053
Georgia — 1.1%
Fulton County Development Authority, Refunding RB, Robert Woodruff, Series B, 5.25%, 3/15/24	1,000	1,020,150
Fulton County Residential Care Facilities for the Elderly Authority, Refunding RB, Canterbury Court Project, Series A, 5.00%, 2/15/14	1,050	1,029,409
Medical Center Hospital Authority, Refunding RB, Columbus Regional Healthcare (AGM), 4.00%, 8/01/22	1,430	1,360,216
		3,409,775
Guam — 0.4%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	570	564,294
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	655	659,533
		1,223,827
Idaho — 1.8%
Ada & Canyon Counties Joint School District No. 2 Meridian, GO, 5.00%, 8/15/17	5,000	5,697,850
Illinois — 4.9%
City of Chicago Illinois, Refunding, ARB, General, Third Lien, Series A-2, AMT (AGM), 5.25%, 1/01/14	5,000	5,400,500
City of Chicago Illinois, Tax Allocation Bonds, Kingsbury Redevelopment Project, Series A, 6.57%, 2/15/13	450	449,879
Du Page County Forest Preservation District Illinois, GO, Refunding, Series A, 3.50%, 11/01/24	2,490	2,416,346
Illinois Finance Authority, Refunding RB, Primary Health Care Centers Program, 5.90%, 7/01/14	360	345,992
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B, 5.70% (NPFGC), 6/15/17 (a)	3,000	2,286,060
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,500	1,487,025
6.25%, 6/01/24	3,000	3,070,920
		15,456,722
Indiana — 1.8%
City of Whiting, RB, BP Products North America, Inc., 5.25%, 1/01/21	3,200	3,451,456
Indiana Bond Bank, RB, Series A, 5.00%, 10/15/17	2,000	2,119,160
		5,570,616
Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility Buena:
5.00%, 4/01/20	600	661,518
5.00%, 4/01/21	625	684,687
5.25%, 4/01/22	660	726,383
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, 5.00%, 9/01/20	1,000	1,046,670
		3,119,258

See Notes to Financial Statements.

28	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas — 1.3%
Kansas Development Finance Authority, Refunding RB:
Adventist Health, 5.00%, 11/15/23	$500	$538,165
Adventist/Sunbelt, Series D, 5.00%, 11/15/24	1,000	1,056,960
Sisters of Leavenworth, Series A, 4.00%, 1/01/22	1,325	1,336,474
Stormont, Vail Healthcare, Series F, 5.00%, 11/15/21	1,000	1,059,590
		3,991,189
Kentucky — 1.4%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 5.25%, 6/01/23	2,350	2,314,891
Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/24	2,000	2,185,220
		4,500,111
Louisiana — 0.4%
New Orleans Aviation Board Louisiana, Refunding RB, Restructuring GARB (AGC), 6.00%, 1/01/23	250	283,118
Parish of Morehouse Louisiana, Refunding RB, International Paper Co. Project, Series A, 5.25%, 11/15/13	1,000	1,071,170
		1,354,288
Maryland — 0.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.13%, 6/01/20	250	243,433
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	972,630
		1,216,063
Massachusetts — 2.0%
Massachusetts Port Authority, RB, Delta Air Lines Inc. Project, Series A, AMT (AMBAC):
5.50%, 1/01/14	2,500	2,421,725
5.50%, 1/01/15	4,000	3,824,840
		6,246,565
Michigan — 4.4%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 4.25%, 5/15/25	2,000	1,843,540
Michigan State Building Authority, Refunding RB, Facilities Program, Series I (AGC), 5.00%, 10/15/23	5,000	5,365,400
Michigan State Hospital Finance Authority, Refunding RB:
Hospital, Henry Ford Health, 5.00%, 11/15/20	1,000	1,023,230
Hospital, Henry Ford Health, 5.25%, 11/15/24	2,600	2,561,988
McLaren Health Care, 5.25%, 5/15/16	1,000	1,109,590
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont, Series W, 6.25%, 8/01/23	2,000	2,065,780
		13,969,528
Minnesota — 1.3%
City of Rochester Minnesota, Refunding RB, Mayo Clinic, Series C, 4.50%, 11/15/38 (f)	800	855,632
City of St. Cloud Minnesota, RB, CentraCare Health System, Series A, 4.25%, 5/01/21	1,225	1,251,154
Minnesota Higher Education Facilities Authority, RB:
Gustavus Adolphus Child & Family Services, Inc., Series 7-B, 5.00%, 10/01/23	1,545	1,648,190
St. Olaf College, Series 7-F, 3.50%, 10/01/25	500	477,490
		4,232,466

Municipal Bonds	Par (000)	Value
Mississippi — 0.3%
Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	$1,000	$991,860
Missouri — 0.6%
Missouri State Health & Educational Facilities Authority, RB, SSM Health Care, Series B, 4.25%, 6/01/25	1,850	1,823,119
Montana — 0.4%
Montana Facility Finance Authority, Refunding RB, Series B, 5.00%, 1/01/24	1,125	1,181,813
Nebraska — 0.9%
City of Omaha, RB, Series A, 3.50%, 12/01/24	1,750	1,744,960
Omaha Convention Hotel Corp., Refunding RB, Convention Center Project, First Tier (AMBAC), 5.00%, 2/01/19	1,110	1,204,716
		2,949,676
Nevada — 0.6%
County of Humboldt Nevada, Refunding RB, Idaho Power Co. Project, 5.15%, 12/01/24	1,700	1,783,436
New Jersey — 8.0%
City of Newark New Jersey, GO, Series A, 4.00%, 10/01/22	1,050	1,021,555
Essex County Improvement Authority, RB, Newark Project, Series A (AGM), 5.00%, 11/01/20	1,500	1,540,875
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series C, AMT, 5.10%, 6/01/23	2,000	2,097,060
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	1,750	1,724,327
School Facilities Construction, Series AA, 4.25%, 12/15/24	1,000	965,290
New Jersey Educational Facilities Authority, Refunding RB:
New Jersey Institute of Technology, Series H, 3.75%, 7/01/24	2,470	2,319,725
New Jersey Institute of Technology, Series H, 4.00%, 7/01/25	2,260	2,147,520
University of Medicine & Dentistry, Series B, 6.50%, 12/01/20	2,000	2,240,020
New Jersey Health Care Facilities Financing Authority, RB, AHS Hospital Corp.:
4.25%, 7/01/20	165	168,300
4.50%, 7/01/21	395	404,646
4.63%, 7/01/22	190	193,445
New Jersey Health Care Facilities Financing Authority, Refunding RB, Holy Name Medical Center:
4.00%, 7/01/17	2,000	1,941,020
4.25%, 7/01/18	780	749,713
New Jersey Higher Education Assistance Authority, Refunding RB, Series 1A:
4.50%, 12/01/20	2,000	2,051,300
4.75%, 12/01/21	600	618,534
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 5.66%, 12/15/24 (b)	3,850	1,808,576
CAB, Transportation System, Series C (AMBAC), 5.77%, 12/15/25 (b)	480	209,957
Transportation System, Series A, 5.25%, 6/15/24	800	841,288
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.50%, 12/15/23	1,350	1,480,167
University of Medicine & Dentistry of New Jersey, RB, Series A (AMBAC), 5.50%, 12/01/23	800	811,592
		25,334,910

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	29

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 20.2%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	$2,000	$2,115,840
Series E, 5.00%, 8/01/24	7,000	7,646,870
Series E, 5.00%, 8/01/27	1,000	1,066,020
Sub-Series I-1, 5.50%, 4/01/21	2,000	2,324,380
Sub-Series I-1, 5.13%, 4/01/25	845	919,301
Dutchess County Local Development Corp., Refunding RB, Health Quest System Inc., Series A (AGC):
5.00%, 7/01/21	535	557,786
5.00%, 7/01/22	510	524,795
5.25%, 7/01/25	895	911,459
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	2,000	1,938,900
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	375	413,096
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	1,000	1,065,660
Sub-Series B-1, 5.00%, 11/15/24	1,835	2,028,354
Sub-Series B-4, 5.00%, 11/15/24	1,200	1,326,444
Transportation, Series A, 5.00%, 11/15/25	500	515,870
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	1,500	1,632,240
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (f)	1,500	1,569,015
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	865	939,001
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	805	778,781
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	175	181,015
Convent of the Sacred Heart (AGM), 5.00%, 11/01/19	555	604,495
Convent of the Sacred Heart (AGM), 5.00%, 11/01/20	405	440,016
Fordham University, Series A, 5.00%, 7/01/23	1,290	1,386,711
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	3,950	3,620,451
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	500	517,725
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,725	1,769,246
NYU Hospital Center, Series A, 5.13%, 7/01/23	1,665	1,709,938
The New School, 5.25%, 7/01/25	1,000	1,043,250
New York State Association for Retarded Children, Inc., Series A, 5.30%, 7/01/23	550	585,849
University of Rochester, Series E, 4.00%, 7/01/24	1,015	1,008,331
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	750	740,558
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	750	762,015
NYU Hospital Center, Series A, 5.00%, 7/01/16	1,140	1,245,040
NYU Hospital Center, Series A, 5.00%, 7/01/20	1,000	1,044,850
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	1,000	1,045,830
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/30	2,000	2,037,600
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,470	1,627,643
Port Authority of New York & New Jersey, RB:
Consolidated, 155th Series, AMT (AGM), 5.50%, 7/15/18	3,000	3,281,940
JFK International Air Terminal, 5.00%, 12/01/20	1,500	1,485,480
Special Project, JFK International Air Terminal (NPFGC), 6.25%, 12/01/13	2,000	2,087,560

Municipal Bonds	Par (000)	Value
New York (concluded)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	$2,000	$2,050,080
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,200	1,216,788
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 5.63%, 1/01/13	1,000	989,000
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	3,000	2,957,190
		63,712,413
North Carolina — 0.7%
North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	475	491,330
North Carolina Medical Care Commission, Refunding RB, First Mortgage, Galloway Ridge Project, Series A:
4.13%, 1/01/17	200	197,882
4.30%, 1/01/18	555	545,615
4.50%, 1/01/19	520	511,134
4.75%, 1/01/21	270	262,697
5.00%, 1/01/22	290	283,237
		2,291,895
Oregon — 3.3%
Oregon State Department of Transportation, RB, Series A, 5.00%, 11/15/17 (g)	5,000	5,965,450
Oregon State Facilities Authority, RB, Lewis & Clark College Project, 4.00%, 10/01/21	1,495	1,527,995
Oregon State Housing & Community Services Department, RB, S/F Mortgage Program, Series B, AMT:
4.50%, 1/01/23	1,475	1,455,309
4.50%, 7/01/23	1,450	1,430,019
		10,378,773
Pennsylvania — 2.9%
Montgomery County IDA Pennsylvania, RB, New Regional Medical Center Project (FHA), 5.00%, 8/01/24	1,500	1,586,925
Pennsylvania HFA, RB, Series 103C, 4.38%, 4/01/18	1,160	1,228,521
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/24	3,400	3,553,714
South Fork Municipal Authority, RB, Conemaugh Valley Memorial, Series A (AGC), 6.00%, 7/01/26	2,475	2,666,912
		9,036,072
Puerto Rico — 4.9%
Commonwealth of Puerto Rico, GO, Refunding, CAB, Public Improvement, 4.20%, 7/01/17 (b)	3,000	2,296,830
Government Development Bank for Puerto Rico, RB, Senior Series B, 5.00%, 12/01/17	1,500	1,569,030
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Bonds, Series B, 5.00%, 7/01/18	2,250	2,327,895
Puerto Rico Electric Power Authority, RB:
Series CCC, 4.25%, 7/01/23	640	606,861
Series RR (NPFGC), 5.00%, 7/01/24	2,690	2,689,892
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	2,000	2,262,420
Puerto Rico Highway & Transportation Authority, Refunding RB, Ref, Series Aa-1-rmkt 7/1/10 (AGM), 4.95%, 7/01/26	650	651,385
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series F (CIFG), 5.25%, 7/01/17	3,000	3,188,970
		15,593,283

See Notes to Financial Statements.

30	ANNUAL REPORT	MAY 31, 2011

Schedule of Investments (continued)	BlackRock Intermediate Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Rhode Island — 0.9%
Rhode Island Health & Educational Building Corp., RB, University of Rhode Island, Series A (AGC), 4.75%, 9/15/24	$500	$522,295
Rhode Island Housing & Mortgage Finance Corp., RB, Homeownership Opportunity, AMT:
Series 55-B, 4.55%, 10/01/22	500	495,170
Series 57-B, 5.15%, 4/01/22	1,000	1,004,680
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.13%, 12/01/23	970	972,047
		2,994,192
South Carolina — 2.6%
County of Florence South Carolina, RB, McLeod Regional Medical Center, Series A, 4.00%, 11/01/23	3,000	2,855,100
County of Richland South Carolina, Refunding RB, International Paper Co. Project, AMT, 6.10%, 4/01/23	4,115	4,144,710
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM):
5.25%, 8/01/22	220	227,430
5.25%, 8/01/23	200	204,268
5.50%, 8/01/24	600	616,464
5.50%, 8/01/25	305	308,480
		8,356,452
Tennessee — 1.6%
Chattanooga-Hamilton County Hospital Authority Tennessee, Refunding RB, Erlanger Health (AGM):
5.00%, 10/01/21	1,450	1,546,744
5.00%, 10/01/22	1,620	1,707,091
Memphis-Shelby County Sports Authority Inc., Refunding RB, Memphis Arena Project, Series A:
5.25%, 11/01/25	890	932,489
5.25%, 11/01/27	750	772,590
		4,958,914
Texas — 3.6%
Alliance Airport Authority Texas, Refunding RB, FedEx Corp. Project, AMT, 4.85%, 4/01/21	3,730	3,843,727
City of San Antonio Texas, RB, AMT (AGM), 5.25%, 7/01/19	3,055	3,322,007
Dallas-Fort Worth International Airport Facilities Improvement Corp., RB, Series 2001-A-1, AMT, 6.15%, 1/01/16	2,145	2,140,796
Houston Higher Education Finance Corporation, RB, Cosmos Foundation Inc. Series A, 5.88%, 5/15/21	1,000	1,013,120
Red River Education Financing Corp., Refunding RB, Higher Education, Texas Christian University, 4.25%, 3/15/26	1,000	1,001,400
		11,321,050
Virginia — 1.3%
Fredericksburg EDA, Refunding RB, MediCorp Health System Obligation, 5.00%, 6/15/17	1,550	1,702,086
White Oak Village Shops Community Development Authority, Special Assessment Bonds, 5.30%, 3/01/17	2,456	2,488,567
		4,190,653
West Virginia — 1.0%
West Virginia Hospital Finance Authority, Refunding RB, Charleston, Series A:
5.13%, 9/01/23	1,000	1,021,650
5.50%, 9/01/25	2,000	2,014,400
		3,036,050

Municipal Bonds	Par (000)	Value
Wisconsin — 0.3%
Wisconsin Housing & EDA, RB, Series C, AMT, 4.85%, 9/01/26	$1,000	$978,830
Total Municipal Bonds — 97.0%		306,266,933

Municipal Bonds Transferred to
Tender Option Bond Trusts (h)
New York — 0.4%
City of New York New York, GO, Sub-Series B-1, 5.25%, 9/01/22	1,000	1,119,980
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 0.4%		1,119,980
Total Long-Term Investments (Cost — $301,633,208) — 97.4%		307,386,913

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.10% (i)(j)	8,288,269	8,288,269
Total Short-Term Securities (Cost — $8,288,269) — 2.6%		8,288,269
Total Investments (Cost — $309,921,477*) — 100.0%		315,675,182
Other Assets Less Liabilities — 0.2%		636,664
Liability for Trust Certificates, Including Interest Expense and Fees Payable — (0.2)%		(500,338)
Net Assets — 100.0%		$315,811,508

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$309,247,708
Gross unrealized appreciation	$9,155,341
Gross unrealized depreciation	(3,227,867)
Net unrealized appreciation	$5,927,474

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Citigroup Global Markets	$4,074,400	$(1,480)

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Non-income producing security.

(f)	Variable rate security. Rate shown is as of report date.

(g)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	31

Schedule of Investments (concluded)	BlackRock Intermediate Municipal Fund

(i)	Investments in companies considered to be an affiliate of the Fund during the year, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2010	Shares Purchased		Shares Sold	Shares Held at May 31, 2011	Value at May 31, 2011	Realized Loss	Income
BlackRock Insured Municipal Term Trust, Inc.	99,700	—		99,700	—	—	$(107,171)	$12,175
FFI Institutional Tax-Exempt Fund	4,191,720	4,096,549	*	—	8,288,269	$8,288,269	—	$57,239

* Represents net shares purchased.

(j)	Represents the current yield as of report date.

•	Financial futures contracts sold as of May 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
152	10-Year U.S.	Chicago Board	June 2011	$18,014,086	$(838,664)
	Treasury Note	of Trade

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financials statement purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$307,386,913	—	$307,386,913
Short-Term Securities	$8,288,269	—	—	8,288,269
Total	$8,288,269	$307,386,913	—	$315,675,182

[1]	See above Schedule of Investments for values in each state.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(838,664)	—	—	$(838,664)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

32	ANNUAL REPORT	MAY 31, 2011

Statements of Assets and Liabilities

May 31, 2011	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Assets
Investments at value — unaffiliated[1]	$431,286,436	$216,901,685	$532,899,536	$307,386,913
Investments at value — affiliated[2]	6,534,558	1,968,476	7,821,020	8,288,269
Cash	74,840	—	—	—
Cash pledged as collateral for financial futures contracts	695,000	230,000	735,000	295,000
Interest receivable	5,677,795	3,587,530	8,343,382	4,474,237
Capital shares sold receivable	796,600	1,172,902	157,373	603,709
Investments sold receivable	—	5,000	—	783,625
TOB Trust receivable	—	—	6,285,000	—
Prepaid expenses	21,203	13,287	16,788	21,177
Total assets	445,086,432	223,878,880	556,258,099	321,852,930

Accrued Liabilities
Investments purchased payable	3,256,710	—	12,573,143	4,075,880
Income dividends payable	1,169,059	672,270	1,689,965	762,034
Capital shares redeemed payable	333,404	736,749	349,745	390,858
Investment advisory fees payable	174,201	79,012	160,298	131,834
Service and distribution fees payable	69,458	34,566	29,961	49,818
Margin variation payable	61,129	19,129	64,711	26,125
Interest expense and fees payable	35,517	—	52,287	338
Other affiliates payable	5,300	2,948	6,247	2,405
Officer’s and Trustees’ fees payable	771	639	682	695
Other accrued expenses payable	131,671	130,149	273,374	101,435
Total accrued liabilities	5,237,220	1,675,462	15,200,413	5,541,422

Other Liabilities
Trust certificates[3]	59,467,530	—	68,102,135	500,000
Total liabilities	64,704,750	1,675,462	83,302,548	6,041,422
Net Assets	$380,381,682	$222,203,418	$472,955,551	$315,811,508

Net Assets Consist of
Paid-in capital	$380,442,720	$226,270,289	$499,859,861	$310,557,211
Undistributed net investment income	697,981	1,397,113	956,538	187,409
Accumulated net realized gain (loss)	(9,615,993)	(2,653,899)	(31,844,267)	151,847
Net unrealized appreciation/depreciation	8,856,974	(2,810,085)	3,983,419	4,915,041
Net Assets	$380,381,682	$222,203,418	$472,955,551	$315,811,508
[1] Investments at cost — unaffiliated	$421,938,021	$219,692,772	$528,064,876	$301,633,208
[2] Investments at cost — affiliated	$6,534,558	$1,968,476	$7,821,020	$8,288,269
[3] Represents short-term floating rate certificates issued by TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	33

Statements of Assets and Liabilities (concluded)

May 31, 2011	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Net Asset Value
Institutional:
Net assets	$87,977,338	$114,376,749	$387,250,655	$164,129,957
Shares outstanding, unlimited number of shares authorized, $0.10 par value	7,853,982	11,240,230	36,460,162	15,604,858
Net asset value	$11.20	$10.18	$10.62	$10.52
Service:
Net assets	—	$12,803,547	$2,648,227	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	1,258,369	249,269	—
Net asset value	—	$10.17	$10.62	—
Investor A:
Net assets	$56,574,576	$27,440,502	$33,779,146	$67,193,784
Shares outstanding, unlimited number of shares authorized, $0.10 par value	5,055,112	2,694,197	3,177,081	6,392,522
Net asset value	$11.19	$10.19	$10.63	$10.51
Investor A1:
Net assets	$169,575,544	$33,062,997	$20,940,208	$44,952,112
Shares outstanding, unlimited number of shares authorized, $0.10 par value	15,138,518	3,245,361	1,969,263	4,275,445
Net asset value	$11.20	$10.19	$10.63	$10.51
Investor B:
Net assets	$11,625,750	$395,541	$238,216	$2,292,964
Shares outstanding, unlimited number of shares authorized, $0.10 par value	1,037,196	38,874	22,432	218,004
Net asset value	$11.21	$10.17	$10.62	$10.52
Investor B1:
Net assets	—	$3,536,857	$3,507,382	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	—	347,514	330,261	—
Net asset value	—	$10.18	$10.62	—
Investor C:
Net assets	$30,433,932	$17,639,408	$16,603,191	$37,242,691
Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,716,759	1,734,047	1,561,982	3,541,633
Net asset value	$11.20	$10.17	$10.63	$10.52
Investor C1:
Net assets	$24,194,542	$12,947,817	$7,988,526	—
Shares outstanding, unlimited number of shares authorized, $0.10 par value	2,159,675	1,272,514	752,129	—
Net asset value	$11.20	$10.17	$10.62	—

See Notes to Financial Statements.

34	ANNUAL REPORT	MAY 31, 2011

Statements of Operations

Year Ended May 31, 2011	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investment Income
Interest	$22,002,225	$13,015,501	$28,339,344	$13,044,926
Income — affiliated	4,268	1,396	—	69,414
Total income	22,006,493	13,016,897	28,339,344	13,114,340

Expenses
Investment advisory	2,116,731	1,339,738	2,791,960	1,590,775
Service — Service	—	28,550	4,443	—
Service — Investor A	133,422	72,074	86,715	148,083
Service — Investor A1	177,858	34,768	21,603	46,966
Service and distribution — Investor B	82,769	10,021	4,506	8,916
Service and distribution — Investor B1	—	23,642	22,404	—
Service and distribution — Investor C	326,507	187,426	176,887	364,492
Service and distribution — Investor C1	158,122	83,955	56,165	—
Transfer agent — Institutional	45,017	218,571	800,713	54,338
Transfer agent — Service	—	11,164	1,960	—
Transfer agent — Investor A	24,813	12,943	15,809	16,296
Transfer agent — Investor A1	63,050	17,740	12,298	20,697
Transfer agent — Investor B	9,944	1,338	1,095	2,477
Transfer agent — Investor B1	—	3,730	3,215	—
Transfer agent — Investor C	11,789	9,068	10,358	15,396
Transfer agent — Investor C1	9,567	4,855	4,384	—
Accounting services	92,878	64,215	127,539	72,936
Registration	75,986	30,727	25,939	110,274
Professional	60,569	58,944	76,267	59,343
Printing	53,238	42,911	67,394	47,086
Custodian	35,326	16,994	31,887	20,552
Officer and Trustees	28,327	22,258	27,423	23,087
Miscellaneous	37,057	35,703	47,618	37,915
Total expenses excluding interest expense and fees	3,542,970	2,331,335	4,418,582	2,639,629
Interest expense and fees[1]	491,307	—	464,692	4,141
Total expenses	4,034,277	2,331,335	4,883,274	2,643,770
Less fees waived by advisor	(27,892)	(102,204)	(32,545)	(148,228)
Less transfer agent fees waived and/or reimbursed — class specific	—	(275,675)	(842,812)	—
Less service and distribution fees reimbursed — class specific	—	(7,198)	(29,397)	—
Total expenses after fees waived and reimbursed	4,006,385	1,946,258	3,978,520	2,495,542
Net investment income	18,000,108	11,070,639	24,360,824	10,618,798

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(3,584,407)	99,294	(3,108,086)	2,201,067
Investments — affiliated	—	—	—	(107,171)
Financial futures contracts	(1,301,726)	(534,754)	(1,254,942)	—
	(4,886,133)	(435,460)	(4,363,028)	2,093,896
Net change in unrealized appreciation/depreciation on:
Investments	(8,997,002)	(7,015,544)	(11,645,089)	(1,599,689)
Financial futures contracts	(491,441)	(18,998)	(851,241)	(838,664)
	(9,488,443)	(7,034,542)	(12,496,330)	(2,438,353)
Total realized and unrealized loss	(14,374,576)	(7,470,002)	(16,859,358)	(344,457)
Net Increase in Net Assets Resulting from Operations	$3,625,532	$3,600,637	$7,501,466	$10,274,341

[1]	Related to TOBs.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	35

Statements of Changes in Net Assets

	BlackRock California Municipal Bond Fund		BlackRock New Jersey Municipal Bond Fund
	Year Ended May 31,		Year Ended May 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$18,000,108	$15,446,508	$11,070,639	$12,097,979
Net realized gain (loss)	(4,886,133)	(18,043)	(435,460)	714,437
Net change in unrealized appreciation/depreciation	(9,488,443)	16,005,428	(7,034,542)	14,937,630
Net increase in net assets resulting from operations	3,625,532	31,433,893	3,600,637	27,750,046

Dividends to Shareholders From
Net investment income:
Institutional	(3,812,044)	(2,245,520)	(6,117,138)	(7,054,802)
Service	—	—	(511,814)	(457,068)
Investor A	(2,478,695)	(1,686,626)	(1,283,723)	(1,070,533)
Investor A1	(8,525,889)	(8,680,089)	(1,604,641)	(1,628,872)
Investor B	(720,868)	(922,417)	(36,806)	(112,041)
Investor B1	—	—	(198,847)	(272,534)
Investor C	(1,271,268)	(843,851)	(691,360)	(616,792)
Investor C1	(1,130,102)	(1,192,892)	(574,976)	(595,457)
Decrease in net assets resulting from dividends to shareholders	(17,938,866)	(15,571,395)	(11,019,305)	(11,808,099)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	21,405,016	33,424,660	(44,694,228)	(7,248,030)

Net Assets
Total increase (decrease) in net assets	7,091,682	49,287,158	(52,112,896)	8,693,917
Beginning of year	373,290,000	324,002,842	274,316,314	265,622,397
End of year	$380,381,682	$373,290,000	$222,203,418	$274,316,314
Undistributed net investment income	$697,981	$716,384	$1,397,113	$1,345,779

See Notes to Financial Statements.

36	ANNUAL REPORT	MAY 31, 2011

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Bond Fund		BlackRock Intermediate Municipal Fund
	Year Ended May 31,		Year Ended May 31,
Increase (Decrease) in Net Assets:	2011	2010	2011	2010
Operations
Net investment income	$24,360,824	$23,695,330	$10,618,798	$7,559,296
Net realized gain (loss)	(4,363,028)	(1,172,193)	2,093,896	663,722
Net change in unrealized appreciation/depreciation	(12,496,330)	30,336,769	(2,438,353)	10,149,261
Net increase in net assets resulting from operations	7,501,466	52,859,906	10,274,341	18,372,279

Dividends to Shareholders From
Net investment income:
Institutional	(20,302,486)	(19,832,720)	(5,511,916)	(3,998,674)
Service	(83,057)	(60,789)	—	—
Investor A	(1,603,971)	(1,471,642)	(2,130,457)	(996,400)
Investor A1	(1,034,252)	(1,041,535)	(1,748,955)	(1,802,623)
Investor B	(18,146)	(34,859)	(103,194)	(128,375)
Investor B1	(198,788)	(239,381)	—	—
Investor C	(672,559)	(544,260)	(1,029,847)	(614,965)
Investor C1	(399,950)	(446,532)	—	—
Decrease in net assets resulting from dividends to shareholders	(24,313,209)	(23,671,718)	(10,524,369)	(7,541,037)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(49,316,189)	7,105,341	61,071,123	74,268,750

Net Assets
Total increase (decrease) in net assets	(66,127,932)	36,293,529	60,821,095	85,099,992
Beginning of year	539,083,483	502,789,954	254,990,413	169,890,421
End of year	$472,955,551	$539,083,483	$315,811,508	$254,990,413
Undistributed net investment income	$956,538	$908,923	$187,409	$93,269

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	37

Statement of Cash Flows	BlackRock California Municipal Bond Fund

Year Ended May 31, 2011
Cash Used for Operating Activities
Net increase in net assets resulting from operations	$3,625,532
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(366,675)
Increase in other assets	(126)
Decrease in prepaid expenses	4,851
Increase in investment advisory fees payable	1,724
Increase in interest expense and fees payable	7,384
Decrease in other affiliates payable	(698)
Increase in other accrued expenses payable	45,320
Increase in margin variation payable	61,129
Increase in cash pledged as collateral in connection with financial futures contracts	(695,000)
Decrease in service and distribution fees payable	(4,379)
Increase in Officer’s and Trustees’ fees payable	596
Net realized and unrealized loss	12,581,409
Amortization of premium and accretion of discount on investments	1,078,833
Proceeds from sales of long-term investments	177,514,020
Purchases of long-term investments	(202,376,655)
Net proceeds from sales of short-term securities	2,342,175
Cash used for operating activities	(6,180,560)

Cash Provided by Financing Activities
Proceeds from issuance of Capital Shares	98,934,629
Cash payments on Capital Shares	(88,210,505)
Cash receipts from borrowings	10,932,530
Cash payments from borrowings	(7,798,523)
Cash dividends paid to Capital Shareholders	(7,602,731)
Cash provided by financing activities	6,255,400

Cash
Net increase in cash	74,840
Cash at beginning of year	—
Cash at end of year	$74,840

Cash Flow Information
Cash paid during the year for interest and fees	$483,923

Noncash Financing Activities
Capital shares issued in reinvestment of dividends paid to Shareholders	$10,354,360

          A Statement of Cash Flows is presented when a Fund had a significant amount of borrowings during the year, based on the average borrowings outstanding in relation to total assets.

See Notes to Financial Statements.

38	ANNUAL REPORT	MAY 31, 2011

Financial Highlights	BlackRock California Municipal Bond Fund

	Institutional
				Period September 1, 2007 to May 31, 2008
					Year Ended August 31,
	Year Ended May 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.55	0.53	0.47	0.36	0.48	0.51
Net realized and unrealized gain (loss)	(0.34)	0.52	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.21	1.05	0.27	0.31	0.23	0.33
Dividends and distributions from:
Net investment income	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.55)	(0.53)	(0.47)	(0.35)	(0.49)	(0.51)
Net asset value, end of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	1.89%	9.72%	2.63%	2.84%[4]	1.99%	2.93%

Ratios to Average Net Assets[5]
Total expenses	0.83%	0.79%	0.82%	0.87%[6]	0.93%	0.92%
Total expenses after fees waived	0.83%	0.78%	0.81%	0.87%[6]	0.93%	0.91%
Total expenses after fees waived and excluding interest expense and fees	0.70%	0.73%	0.74%	0.74%[6]	0.71%	0.68%
Net investment income	4.90%	4.67%	4.36%	4.22%[6]	4.11%	4.45%

Supplemental Data
Net assets, end of period (000)	$87,977	$59,097	$39,135	$44,782	$46,481	$42,053
Portfolio turnover	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	39

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A
				Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.53	$11.01	$11.21	$11.25	$11.55
Net investment income[2]	0.53	0.50	0.45	0.33	0.37
Net realized and unrealized gain (loss)	(0.35)	0.53	(0.21)	(0.04)	(0.25)
Net increase from investment operations	0.18	1.03	0.24	0.29	0.12
Dividends and distributions from:
Net investment income	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net realized gain	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.52)	(0.51)	(0.44)	(0.33)	(0.42)
Net asset value, end of period	$11.19	$11.53	$11.01	$11.21	$11.25

Total Investment Return[4]
Based on net asset value	1.65%	9.47%	2.40%	2.65%[5]	1.05%[5]

Ratios to Average Net Assets[6]
Total expenses	1.07%	1.02%	1.05%	1.13%[7]	1.19%[7]
Total expenses after fees waived	1.07%	1.02%	1.04%	1.12%[7]	1.18%[7]
Total expenses after fees waived and excluding interest expense and fees	0.94%	0.97%	0.97%	0.99%[7]	0.96%[7]
Net investment income	4.66%	4.43%	4.17%	3.95%[7]	3.89%[7]

Supplemental Data
Net assets, end of period (000)	$56,575	$48,331	$25,874	$20,306	$12,452
Portfolio turnover	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

40	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor A1
				Period September 1, 2007 to May 31, 2008

					Year Ended August 31,
	Year Ended May 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.54	0.52	0.46	0.35	0.47	0.50
Net realized and unrealized gain (loss)	(0.34)	0.52	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.20	1.04	0.26	0.30	0.22	0.32
Dividends and distributions from:
Net investment income	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.54)	(0.52)	(0.46)	(0.34)	(0.48)	(0.50)
Net asset value, end of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	1.82%	9.63%	2.56%	2.78%[4]	1.90%	2.83%

Ratios to Average Net Assets[5]
Total expenses	0.91%	0.87%	0.89%	0.95%[6]	1.02%	1.02%
Total expenses after fees waived	0.91%	0.86%	0.88%	0.94%[6]	1.02%	1.01%
Total expenses after fees waived and excluding interest expense and fees	0.78%	0.81%	0.81%	0.82%[6]	0.80%	0.78%
Net investment income	4.81%	4.57%	4.30%	4.14%[6]	4.02%	4.35%

Supplemental Data
Net assets, end of period (000)	$169,576	$187,784	$190,693	$220,470	$239,346	$258,492
Portfolio turnover	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	41

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor B
	Year Ended May 31,			Period September 1, 2007 to May 31, 2008	Year Ended August 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.55	$11.03	$11.23	$11.26	$11.53	$11.70
Net investment income[1]	0.50	0.47	0.42	0.31	0.42	0.46
Net realized and unrealized gain (loss)	(0.35)	0.53	(0.20)	(0.03)	(0.26)	(0.17)
Net increase from investment operations	0.15	1.00	0.22	0.28	0.16	0.29
Dividends and distributions from:
Net investment income	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.49)	(0.48)	(0.42)	(0.31)	(0.43)	(0.46)
Net asset value, end of period	$11.21	$11.55	$11.03	$11.23	$11.26	$11.53

Total Investment Return[3]
Based on net asset value	1.39%	9.17%	2.13%	2.55%[4]	1.39%	2.50%

Ratios to Average Net Assets[5]
Total expenses	1.34%	1.29%	1.31%	1.36%[6]	1.43%	1.42%
Total expenses after fees waived	1.33%	1.28%	1.30%	1.36%[6]	1.43%	1.42%
Total expenses after fees waived and excluding interest expense and fees	1.20%	1.23%	1.23%	1.23%[6]	1.21%	1.18%
Net investment income	4.37%	4.14%	3.86%	3.73%[6]	3.61%	3.95%

Supplemental Data
Net assets, end of period (000)	$11,626	$19,989	$24,705	$37,540	$47,753	$69,647
Portfolio turnover	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

42	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock California Municipal Bond Fund

	Investor C
				Period September 1, 2007 to May 31, 2008	Period October 2, 2006[1] to August 31, 2007

	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.55
Net investment income[2]	0.44	0.42	0.36	0.27	0.30
Net realized and unrealized gain (loss)	(0.34)	0.52	(0.20)	(0.04)	(0.25)
Net increase from investment operations	0.10	0.94	0.16	0.23	0.05
Dividends and distributions from:
Net investment income	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net realized gain	—	—	(0.00)[3]	—	(0.00)[3]
Total dividends and distributions	(0.44)	(0.42)	(0.36)	(0.27)	(0.34)
Net asset value, end of period	$11.20	$11.54	$11.02	$11.22	$11.26

Total Investment Return[4]
Based on net asset value	0.91%	8.65%	1.64%	2.08%[5]	0.44%[5]

Ratios to Average Net Assets[6]
Total expenses	1.81%	1.77%	1.80%	1.86%[7]	1.95%[7]
Total expenses after fees waived	1.81%	1.77%	1.79%	1.85%[7]	1.94%[7]
Total expenses after fees waived and excluding interest expense and fees	1.68%	1.72%	1.72%	1.72%[7]	1.72%[7]
Net investment income	3.91%	3.68%	3.41%	3.22%[7]	3.13%[7]

Supplemental Data
Net assets, end of period (000)	$30,434	$29,583	$13,588	$9,425	$5,448
Portfolio turnover	41%	53%	54%	31%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[7]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	43

Financial Highlights (concluded)	BlackRock California Municipal Bond Fund

	Investor C1
				Period September 1, 2007 to May 31, 2008
	Year Ended May 31,				Year Ended August 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.54	$11.02	$11.22	$11.26	$11.52	$11.70
Net investment income[1]	0.49	0.46	0.41	0.31	0.41	0.44
Net realized and unrealized gain (loss)	(0.35)	0.53	(0.20)	(0.05)	(0.25)	(0.18)
Net increase from investment operations	0.14	0.99	0.21	0.26	0.16	0.26
Dividends and distributions from:
Net investment income	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)
Net realized gain	—	—	(0.00)[2]	—	(0.00)[2]	—
Total dividends and distributions	(0.48)	(0.47)	(0.41)	(0.30)	(0.42)	(0.44)
Net asset value, end of period	$11.20	$11.54	$11.02	$11.22	$11.26	$11.52

Total Investment Return[3]
Based on net asset value	1.31%	9.09%	2.04%	2.39%[4]	1.39%	2.31%

Ratios to Average Net Assets[5]
Total expenses	1.41%	1.37%	1.40%	1.45%[6]	1.52%	1.52%
Total expenses after fees waived	1.40%	1.36%	1.38%	1.44%[6]	1.52%	1.52%
Total expenses after fees waived and excluding interest expense and fees	1.28%	1.31%	1.32%	1.31%[6]	1.30%	1.28%
Net investment income	4.29%	4.07%	3.79%	3.64%[6]	3.52%	3.85%

Supplemental Data
Net assets, end of period (000)	$24,195	$28,506	$30,007	$36,280	$39,223	$45,474
Portfolio turnover	41%	53%	54%	31%	43%	30%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

44	ANNUAL REPORT	MAY 31, 2011

Financial Highlights	BlackRock New Jersey Municipal Bond Fund

	Institutional
				Period August 1, 2007 to May 31, 2008
	Year Ended May 31,				Year Ended July 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73
Net investment income[1]	0.48	0.47	0.46	0.39	0.51	0.45
Net realized and unrealized gain (loss)	(0.27)	0.58	(0.45)	(0.28)	(0.11)	(0.09)
Net increase from investment operations	0.21	1.05	0.01	0.11	0.40	0.36
Dividends and distributions from:
Net investment income	(0.48)	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.48)	(0.45)	(0.46)	(0.39)	(0.46)	(0.45)
Net asset value, end of period	$10.18	$10.45	$9.85	$10.30	$10.58	$10.64

Total Investment Return[3]
Based on net asset value	2.10%	10.91%	0.27%	1.08%[4]	3.80%	3.46%

Ratios to Average Net Assets
Total expenses	0.83%	0.82%[5]	0.71%[5]	0.86%[5,6]	1.04%[5]	0.93%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.62%	0.77%[5]	0.70%[5]	0.84%[5,6]	0.95%[5]	0.93%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.62%	0.77%[5]	0.69%[5]	0.66%[5,6]	0.61%[5]	0.81%[5]
Net investment income	4.72%	4.57%[5]	4.78%[5]	4.50%[5,6]	4.60%[5]	4.26%[5]

Supplemental Data
Net assets, end of period (000)	$114,377	$158,244	$156,814	$179,560	$173,234	$33,316
Portfolio turnover	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	45

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Service					Investor A
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.84	$10.46	$9.86	$10.31	$10.59	$10.85
Net investment income[2]	0.46	0.46	0.45	0.38	0.37	0.46	0.46	0.45	0.37	0.36
Net realized and unrealized gain (loss)	(0.28)	0.58	(0.46)	(0.28)	(0.26)	(0.27)	0.58	(0.46)	(0.27)	(0.25)
Net increase (decrease) from investment operations	0.18	1.04	(0.01)	0.10	0.11	0.19	1.04	(0.01)	0.10	0.11
Dividends from net investment income	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)	(0.46)	(0.44)	(0.44)	(0.38)	(0.37)
Net asset value, end of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.19	$10.46	$9.86	$10.31	$10.59

Total Investment Return[3]
Based on net asset value	1.76%	10.80%	0.10%	0.92%[4]	0.96%[4]	1.86%	10.79%	0.11%	0.93%[4]	0.97%[4]

Ratios to Average Net Assets
Total expenses	1.01%	1.03%[5]	1.03%[5]	1.17%[5,6]	1.37%[5,6]	0.96%	0.97%[5]	1.01%[5]	1.13%[5,6]	1.32%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.86%	0.87%[5]	0.87%[5]	1.03%[5,6]	1.19%[5,6]	0.87%	0.87%[5]	0.87%[5]	1.02%[5,6]	1.19%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.86%	0.87%[5]	0.85%[5]	0.85%[5,6]	0.85%[5,6]	0.87%	0.87%[5]	0.85%[5]	0.84%[5,6]	0.85%[5,6]
Net investment income	4.50%	4.47%[5]	4.62%[5]	4.32%[5,6]	4.36%[5,6]	4.48%	4.46%[5]	4.62%[5]	4.32%[5,6]	4.37%[5,6]

Supplemental Data
Net assets, end of period (000)	$12,804	$10,521	$10,178	$11,569	$12,849	$27,441	$27,210	$21,227	$21,564	$15,693
Portfolio turnover	14%	18%	17%	11%	15%	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

46	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor A1
				Period August 1, 2007 to May 31, 2008

	Year Ended May 31,				Year Ended July 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.46	$9.86	$10.31	$10.59	$10.66	$10.73
Net investment income[1]	0.48	0.47	0.46	0.39	0.48	0.44
Net realized and unrealized gain (loss)	(0.28)	0.59	(0.45)	(0.28)	(0.10)	(0.07)
Net increase from investment operations	0.20	1.06	0.01	0.11	0.38	0.37
Dividends and distributions from:
Net investment income	(0.47)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.47)	(0.46)	(0.46)	(0.39)	(0.45)	(0.44)
Net asset value, end of period	$10.19	$10.46	$9.86	$10.31	$10.59	$10.66

Total Investment Return[3]
Based on net asset value	2.02%	10.96%	0.26%	1.05%[4]	3.60%	3.55%

Ratios to Average Net Assets
Total expenses	0.81%	0.83%[5]	0.86%[5]	1.01%[5,6]	1.19%[5]	1.03%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.71%	0.72%[5]	0.72%[5]	0.88%[5,6]	1.08%[5]	1.03%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.71%	0.72%[5]	0.70%[5]	0.70%[5,6]	0.74%[5]	0.91%[5]
Net investment income	4.64%	4.62%[5]	4.77%[5]	4.47%[5,6]	4.46%[5]	4.16%[5]

Supplemental Data
Net assets, end of period (000)	$33,063	$36,704	$36,008	$38,082	$39,546	$40,676
Portfolio turnover	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	47

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.84
Net investment income[2]	0.38	0.38	0.37	0.31	0.31
Net realized and unrealized gain (loss)	(0.28)	0.59	(0.45)	(0.28)	(0.27)
Net increase (decrease) from investment operations	0.10	0.97	(0.08)	0.03	0.04
Dividends from net investment income	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$10.17	$10.45	$9.85	$10.30	$10.58

Total Investment Return[3]
Based on net asset value	0.99%	9.96%	(0.64)%	0.31%[4]	0.34%[4]

Ratios to Average Net Assets
Total expenses	1.79%	1.76%[5]	1.77%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.60%	1.64%[5]	1.62%[5]	1.75%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.60%	1.63%[5]	1.60%[5]	1.57%[5,6]	1.60%[5,6]
Net investment income	3.68%	3.73%[5]	3.85%[5]	3.59%[5,6]	3.61%[5,6]

Supplemental Data
Net assets, end of period (000)	$396	$2,028	$4,159	$6,869	$8,622
Portfolio turnover	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

48	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor B1
				Period August 1, 2007 to May 31, 2008

	Year Ended May 31,				Year Ended July 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.65	$10.73
Net investment income[1]	0.44	0.43	0.42	0.36	0.44	0.40
Net realized and unrealized gain (loss)	(0.28)	0.59	(0.45)	(0.29)	(0.10)	(0.09)
Net increase (decrease) from investment operations	0.16	1.02	(0.03)	0.07	0.34	0.31
Dividends and distributions from:
Net investment income	(0.43)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.43)	(0.42)	(0.42)	(0.35)	(0.41)	(0.39)
Net asset value, end of period	$10.18	$10.45	$9.85	$10.30	$10.58	$10.65

Total Investment Return[3]
Based on net asset value	1.61%	10.52%	(0.14)%	0.71%[4]	3.19%	3.03%

Ratios to Average Net Assets
Total expenses	1.24%	1.25%[5]	1.27%[5]	1.41%[5,6]	1.60%[5]	1.44%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.10%	1.13%[5]	1.12%[5]	1.28%[5,6]	1.48%[5]	1.44%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.10%	1.13%[5]	1.10%[5]	1.10%[5,6]	1.14%[5]	1.33%[5]
Net investment income	4.22%	4.22%[5]	4.36%[5]	4.07%[5,6]	4.05%[5]	3.75%[5]

Supplemental Data
Net assets, end of period (000)	$3,537	$5,865	$7,447	$12,386	$15,723	$20,920
Portfolio turnover	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	49

Financial Highlights (continued)	BlackRock New Jersey Municipal Bond Fund

	Investor C
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.84	$10.30	$10.57	$10.84
Net investment income[2]	0.38	0.38	0.37	0.31	0.30
Net realized and unrealized gain (loss)	(0.28)	0.60	(0.46)	(0.27)	(0.27)
Net increase (decrease) from investment operations	0.10	0.98	(0.09)	0.04	0.03
Dividends from net investment income	(0.38)	(0.37)	(0.37)	(0.31)	(0.30)
Net asset value, end of period	$10.17	$10.45	$9.84	$10.30	$10.57

Total Investment Return[3]
Based on net asset value	0.98%	10.07%	(0.74)%	0.40%[4]	0.25%[4]

Ratios to Average Net Assets
Total expenses	1.71%	1.73%[5]	1.75%[5]	1.89%[5,6]	2.09%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.64%	1.64%[5]	1.62%[5]	1.76%[5,6]	1.94%[5,6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.64%	1.64%[5]	1.60%[5]	1.58%[5,6]	1.60%[5,6]
Net investment income	3.71%	3.69%[5]	3.89%[5]	3.57%[5,6]	3.63%[5,6]

Supplemental Data
Net assets, end of period (000)	$17,639	$18,802	$14,969	$10,480	$7,253
Portfolio turnover	14%	18%	17%	11%	15%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

50	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (concluded)	BlackRock New Jersey Municipal Bond Fund

	Investor C1
				Period August 1, 2007 to May 31, 2008

	Year Ended May 31,				Year Ended July 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.45	$9.85	$10.30	$10.58	$10.64	$10.73
Net investment income[1]	0.42	0.42	0.41	0.35	0.43	0.39
Net realized and unrealized gain (loss)	(0.28)	0.59	(0.45)	(0.28)	(0.09)	(0.10)
Net increase (decrease) from investment operations	0.14	1.01	(0.04)	0.07	0.34	0.29
Dividends and distributions from:
Net investment income	(0.42)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)
Net realized gain	—	—	—	—	—	(0.00)[2]
Total dividends and distributions	(0.42)	(0.41)	(0.41)	(0.35)	(0.40)	(0.38)
Net asset value, end of period	$10.17	$10.45	$9.85	$10.30	$10.58	$10.64

Total Investment Return[3]
Based on net asset value	1.40%	10.41%	(0.24)%	0.63%[4]	3.18%	2.83%

Ratios to Average Net Assets
Total expenses	1.30%	1.32%[5]	1.34%[5]	1.49%[5,6]	1.68%[5]	1.54%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.22%	1.23%[5]	1.22%[5]	1.37%[5,6]	1.58%[5]	1.53%[5]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.22%	1.23%[5]	1.20%[5]	1.20%[5,6]	1.24%[5]	1.42%[5]
Net investment income	4.14%	4.11%[5]	4.27%[5]	3.97%[5,6]	3.95%[5]	3.65%[5]

Supplemental Data
Net assets, end of period (000)	$12,948	$14,942	$14,821	$16,232	$18,648	$19,634
Portfolio turnover	14%	18%	17%	11%	15%	16%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	51

Financial Highlights	BlackRock Pennsylvania Municipal Bond Fund

	Institutional
				Period August 1, 2007 to May 31, 2008

					Year Ended July 31,
	Year Ended May 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39
Net investment income[1]	0.52	0.49	0.48	0.44	0.52	0.50
Net realized and unrealized gain (loss)	(0.31)	0.59	(0.44)	(0.31)	(0.08)	(0.21)
Net increase from investment operations	0.21	1.08	0.04	0.13	0.44	0.29
Dividends and distributions from:
Net investment income	(0.52)	(0.49)	(0.49)	(0.44)	(0.49)	(0.50)
Net realized gain	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.52)	(0.49)	(0.49)	(0.47)	(0.49)	(0.50)
Net asset value, end of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18

Total Investment Return[2]
Based on net asset value	1.99%	10.61%	0.52%	1.18%[3]	4.01%	2.59%

Ratios to Average Net Assets[4]
Total expenses	0.91%	0.86%	0.68%	0.92%[5]	1.09%	1.23%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.71%	0.74%	0.66%	0.90%[5]	1.05%	1.22%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.62%	0.70%	0.63%	0.60%[5]	0.60%	0.88%
Net investment income	4.86%	4.55%	4.77%	4.84%[5]	4.51%	4.44%

Supplemental Data
Net assets, end of period (000)	$387,251	$445,217	$416,433	$484,861	$486,395	$11,410
Portfolio turnover	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

52	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Service					Investor A
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,					Year Ended May 31,
	2011	2010	2009			2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.93	$10.34	$10.80	$11.13	$11.35	$10.94	$10.35	$10.81	$11.14	$11.36
Net investment income[2]	0.49	0.46	0.45	0.42	0.38	0.49	0.47	0.46	0.42	0.38
Net realized and unrealized gain (loss)	(0.30)	0.60	(0.45)	(0.30)	(0.21)	(0.31)	0.59	(0.46)	(0.30)	(0.21)
Net increase from investment operations	0.19	1.06	—	0.12	0.17	0.18	1.06	—	0.12	0.17
Dividends and distributions from:
Net investment income	(0.50)	(0.47)	(0.46)	(0.42)	(0.39)	(0.49)	(0.47)	(0.46)	(0.42)	(0.39)
Net realized gain	—	—	—	(0.03)	—	—	—	—	(0.03)	—
Total dividends and distributions	(0.50)	(0.47)	(0.46)	(0.45)	(0.39)	(0.49)	(0.47)	(0.46)	(0.45)	(0.39)
Net asset value, end of period	$10.62	$10.93	$10.34	$10.80	$11.13	$10.63	$10.94	$10.35	$10.81	$11.14

Total Investment Return[3]
Based on net asset value	1.81%	10.41%	0.21%	1.09%[4]	1.48%[4]	1.76%	10.40%	0.21%	1.07%[4]	1.49%[4]

Ratios to Average Net Assets[5]
Total expenses	1.08%	1.07%	0.95%	1.17%[6]	1.37%[6]	1.02%	0.98%	0.98%	1.21%[6]	1.39%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	0.91%	0.92%	0.88%	1.12%[6]	1.29%[6]	0.94%	0.93%	0.88%	1.14%[6]	1.28%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.82%	0.88%	0.85%	0.82%[6]	0.84%[6]	0.85%	0.89%	0.85%	0.84%[6]	0.83%[6]
Net investment income	4.71%	4.38%	4.56%	4.57%[6]	4.27%[6]	4.63%	4.37%	4.56%	4.59%[6]	4.28%[6]

Supplemental Data
Net assets, end of period (000)	$2,648	$1,302	$1,486	$2,435	$3,316	$33,779	$35,515	$30,849	$28,827	$27,782
Portfolio turnover	25%	26%	20%	44%	46%	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	53

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor A1
				Period August 1, 2007 to May 31, 2008
					Year Ended July 31,
	Year Ended May 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.94	$10.35	$10.81	$11.14	$11.20	$11.41
Net investment income[1]	0.51	0.48	0.48	0.44	0.50	0.49
Net realized and unrealized gain (loss)	(0.31)	0.59	(0.46)	(0.31)	(0.07)	(0.26)
Net increase from investment operations	0.20	1.07	0.02	0.13	0.43	0.23
Dividends and distributions from:
Net investment income	(0.51)	(0.48)	(0.48)	(0.43)	(0.49)	(0.44)
Net realized gain	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.51)	(0.48)	(0.48)	(0.46)	(0.49)	(0.44)
Net asset value, end of period	$10.63	$10.94	$10.35	$10.81	$11.14	$11.20

Total Investment Return[2]
Based on net asset value	1.94%	10.58%	0.36%	1.19%[3]	3.81%	2.49%

Ratios to Average Net Assets[4]
Total expenses	0.88%	0.84%	0.83%	1.08%[5]	1.28%	1.33%
Total expenses after fees waived and/or reimbursed and paid indirectly	0.76%	0.77%	0.73%	0.99%[5]	1.21%	1.32%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	0.67%	0.73%	0.70%	0.70%[5]	0.76%	0.98%
Net investment income	4.81%	4.53%	4.71%	4.74%[5]	4.40%	4.34%

Supplemental Data
Net assets, end of period (000)	$20,940	$22,892	$22,855	$25,560	$27,931	$26,987
Portfolio turnover	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

54	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007

	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.93	$10.34	$10.80	$11.13	$11.35
Net investment income (loss)[2]	0.43	0.38	0.39	0.37	0.33
Net realized and unrealized gain (loss)	(0.31)	0.59	(0.46)	(0.31)	(0.22)
Net increase (decrease) from investment operations	0.12	0.97	(0.07)	0.06	0.11
Dividends and distributions from:
Net investment income	(0.43)	(0.38)	(0.39)	(0.36)	(0.33)
Net realized gain	—	—	—	(0.03)	—
Total dividends and distributions	(0.43)	(0.38)	(0.39)	(0.39)	(0.33)
Net asset value, end of period	$10.62	$10.93	$10.34	$10.80	$11.13

Total Investment Return[3]
Based on net asset value	1.12%	9.56%	(0.53)%	0.57%[4]	0.93%[4]

Ratios to Average Net Assets[5]
Total expenses	1.96%	1.81%	1.74%	1.86%[6]	2.19%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.48%	1.70%	1.62%	1.74%[6]	1.96%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.39%	1.66%	1.59%	1.45%[6]	1.51%[6]
Net investment income	4.03%	3.62%	3.77%	3.99%[6]	3.60%[6]

Supplemental Data
Net assets, end of period (000)	$238	$671	$1,382	$3,447	$5,206
Portfolio turnover	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	55

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor B1
				Period August 1, 2007 to May 31, 2008

					Year Ended July 31,
	Year Ended May 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.18	$11.39
Net investment income[1]	0.48	0.44	0.44	0.40	0.45	0.44
Net realized and unrealized gain (loss)	(0.32)	0.59	(0.45)	(0.32)	(0.06)	(0.21)
Net increase (decrease) from investment operations	0.16	1.03	(0.01)	0.08	0.39	0.23
Dividends and distributions from:
Net investment income	(0.47)	(0.44)	(0.44)	(0.39)	(0.44)	(0.44)
Net realized gain	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.47)	(0.44)	(0.44)	(0.42)	(0.44)	(0.44)
Net asset value, end of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.18

Total Investment Return[2]
Based on net asset value	1.57%	10.12%	0.05%	0.76%[3]	3.49%	2.07%

Ratios to Average Net Assets[4]
Total expenses	1.29%	1.24%	1.24%	1.47%[5]	1.70%	1.74%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.11%	1.18%	1.13%	1.39%[5]	1.62%	1.73%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.02%	1.14%	1.10%	1.10%[5]	1.17%	1.39%
Net investment income	4.45%	4.12%	4.29%	4.34%[5]	4.00%	3.93%

Supplemental Data
Net assets, end of period (000)	$3,507	$5,397	$6,184	$9,984	$12,856	$18,402
Portfolio turnover	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

56	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C
				Period August 1, 2007 to May 31, 2008	Period October 2, 2006[1] to July 31, 2007
	Year Ended May 31,
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.94	$10.35	$10.80	$11.14	$11.35
Net investment income[2]	0.41	0.38	0.38	0.35	0.30
Net realized and unrealized gain (loss)	(0.31)	0.59	(0.44)	(0.31)	(0.19)
Net increase (decrease) from investment operations	0.10	0.97	(0.06)	0.04	0.11
Dividends and distributions from:
Net investment income	(0.41)	(0.38)	(0.39)	(0.35)	(0.32)
Net realized gain	—	—	—	(0.03)	—
Total dividends and distributions	(0.41)	(0.38)	(0.39)	(0.38)	(0.32)
Net asset value, end of period	$10.63	$10.94	$10.35	$10.80	$11.14

Total Investment Return[3]
Based on net asset value	0.94%	9.54%	(0.44)%	0.34%[4]	0.95%[4]

Ratios to Average Net Assets[5]
Total expenses	1.78%	1.74%	1.72%	1.96%[6]	2.15%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly	1.76%	1.71%	1.63%	1.89%[6]	2.04%[6]
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.66%	1.67%	1.60%	1.59%[6]	1.60%[6]
Net investment income	3.82%	3.58%	3.83%	3.83%[6]	3.53%[6]

Supplemental Data
Net assets, end of period (000)	$16,603	$17,283	$12,278	$7,166	$4,160
Portfolio turnover	25%	26%	20%	44%	46%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	57

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Bond Fund

	Investor C1
	Year Ended May 31,			Period August 1, 2007 to May 31, 2008	Year Ended July 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.93	$10.34	$10.79	$11.13	$11.19	$11.39
Net investment income[1]	0.46	0.43	0.43	0.39	0.44	0.43
Net realized and unrealized gain (loss)	(0.31)	0.59	0.45	(0.32)	(0.07)	(0.20)
Net increase (decrease) from investment operations	0.15	1.02	(0.02)	0.07	0.37	0.23
Dividends and distributions from:
Net investment income	(0.46)	(0.43)	(0.43)	(0.38)	(0.43)	(0.43)
Net realized gain	—	—	—	(0.03)	—	—
Total dividends and distributions	(0.46)	(0.43)	(0.43)	(0.41)	(0.43)	(0.43)
Net asset value, end of period	$10.62	$10.93	$10.34	$10.79	$11.13	$11.19

Total Investment Return[2]
Based on net asset value	1.42%	10.01%	(0.05)%	0.68%[3]	3.29%	2.06%

Ratios to Average Net Assets[4]
Total expenses	1.37%	1.33%	1.32%	1.56%[5]	1.77%	1.84%
Total expenses after fees waived and/or reimbursed and paid indirectly	1.27%	1.29%	1.23%	1.49%[5]	1.71%	1.82%
Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense and fees	1.18%	1.25%	1.20%	1.20%[5]	1.26%	1.48%
Net investment income	4.29%	4.01%	4.21%	4.24%[5]	3.90%	3.83%

Supplemental Data
Net assets, end of period (000)	$7,989	$10,805	$11,324	$12,736	$15,327	$15,642
Portfolio turnover	25%	26%	20%	44%	46%	23%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

58	ANNUAL REPORT	MAY 31, 2011

Financial Highlights	BlackRock Intermediate Municipal Fund

	Institutional
	Year Ended May 31,			Period November 1, 2007 to May 31, 2008	Year Ended October 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36
Net investment income[1]	0.41	0.39	0.37	0.23	0.39	0.37
Net realized and unrealized gain (loss)	0.02	0.54	(0.17)	(0.04)	(0.12)	0.13
Net increase from investment operations	0.43	0.93	0.20	0.19	0.27	0.50
Dividends and distributions from:
Net investment income	(0.41)	(0.39)	(0.37)	(0.23)	(0.38)	(0.37)
Net realized gain	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.41)	(0.39)	(0.37)	(0.23)	(0.38)	(0.58)
Net asset value, end of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[2]
Based on net asset value	4.10%	9.46%	2.13%	1.85%[3]	2.69%	4.96%

Ratios to Average Net Assets[4]
Total expenses	0.72%	0.78%	0.85%	0.89%[5]	1.03%	1.16%
Total expenses after fees waived and paid indirectly	0.67%	0.72%	0.80%	0.84%[5]	0.98%	1.11%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.66%	0.72%	0.76%	0.75%[5]	0.75%	0.73%
Net investment income	3.86%	3.78%	3.80%	3.82%[5]	3.81%	3.61%

Supplemental Data

Net assets, end of period (000)	$164,130	$129,811	$88,941	$114,012	$120,499	$99,678
Portfolio turnover	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	59

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A
	Year Ended May 31,			Period November 1, 2007 to May 31, 2008	Year Ended October 31, 2007	Period October 2, 2006[1] to October 31, 2006
	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.95	$10.13	$10.16	$10.27	$10.26
Net investment income[2]	0.38	0.37	0.34	0.22	0.36	0.02
Net realized and unrealized gain (loss)	0.01	0.54	(0.17)	(0.04)	(0.11)	0.02
Net increase from investment operations	0.39	0.91	0.17	0.18	0.25	0.04
Dividends from net investment income	(0.38)	(0.36)	(0.35)	(0.21)	(0.36)	(0.03)
Net asset value, end of period	$10.51	$10.50	$9.95	$10.13	$10.16	$10.27

Total Investment Return[3]
Based on net asset value	3.75%	9.31%	1.79%	1.82%[4]	2.43%	0.36%[4]

Ratios to Average Net Assets[5]
Total expenses	0.96%	1.01%	1.11%	1.11%[6]	1.28%	1.39%[6]
Total expenses after fees waived and paid indirectly	0.91%	0.96%	1.05%	1.06%[6]	1.23%	1.34%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.90%	0.96%	1.01%	0.97%[6]	1.01%	0.97%[6]
Net investment income	3.63%	3.54%	3.56%	3.60%[6]	3.54%	3.08%[6]

Supplemental Data
Net assets, end of period (000)	$67,194	$42,294	$11,563	$5,585	$2,786	$160
Portfolio turnover	30%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

60	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor A1
	Year Ended May 31,			Period November 1, 2007 to May 31, 2008	Year Ended October 31,
	2011	2010	2009		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.16	$10.28	$10.35
Net investment income[1]	0.39	0.38	0.36	0.22	0.38	0.35
Net realized and unrealized gain (loss)	0.01	0.54	(0.17)	(0.03)	(0.13)	0.15
Net increase from investment operations	0.40	0.92	0.19	0.19	0.25	0.50
Dividends and distributions from:
Net investment income	(0.39)	(0.38)	(0.36)	(0.22)	(0.37)	(0.36)
Net realized gain	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.39)	(0.38)	(0.36)	(0.22)	(0.37)	(0.57)
Net asset value, end of period	$10.51	$10.50	$9.96	$10.13	$10.16	$10.28

Total Investment Return[2]
Based on net asset value	3.89%	9.35%	2.04%	1.89%[3]	2.49%	4.96%

Ratios to Average Net Assets[4]
Total expenses	0.82%	0.88%	0.95%	0.99%[5]	1.12%	1.25%
Total expenses after fees waived and paid indirectly	0.77%	0.82%	0.89%	0.94%[5]	1.07%	1.20%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	0.77%	0.82%	0.85%	0.85%[5]	0.84%	0.83%
Net investment income	3.75%	3.68%	3.71%	3.71%[5]	3.71%	3.50%

Supplemental Data
Net assets, end of period (000)	$44,952	$48,372	$50,184	$56,928	$60,208	$71,327
Portfolio turnover	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	61

Financial Highlights (continued)	BlackRock Intermediate Municipal Fund

	Investor B
				Period
				November 1,
				2007 to	Year Ended
	Year Ended May 31,			May 31,	October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.36
Net investment income[1]	0.37	0.35	0.34	0.21	0.36	0.34
Net realized and unrealized gain (loss)	0.02	0.54	(0.17)	(0.04)	(0.12)	0.15
Net increase from investment operations	0.39	0.89	0.17	0.17	0.24	0.49
Dividends and distributions from:
Net investment income	(0.37)	(0.35)	(0.34)	(0.21)	(0.35)	(0.36)
Net realized gain	—	—	—	—	—	(0.21)
Total dividends and distributions	(0.37)	(0.35)	(0.34)	(0.21)	(0.35)	(0.57)
Net asset value, end of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[2]
Based on net asset value	3.74%	9.10%	1.81%	1.66%[3]	2.36%	4.64%

Ratios to Average Net Assets[4]
Total expenses	1.06%	1.11%	1.16%	1.20%[5]	1.34%	1.47%
Total expenses after fees waived and paid indirectly	1.01%	1.05%	1.11%	1.15%[5]	1.29%	1.42%
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.01%	1.05%	1.07%	1.06%[5]	1.06%	1.05%
Net investment income	3.50%	3.45%	3.50%	3.50%[5]	3.50%	3.30%

Supplemental Data
Net assets, end of period (000)	$2,293	$3,508	$3,970	$6,186	$6,920	$9,760
Portfolio turnover	30%	23%	25%	32%	54%	102%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[5]	Annualized.

See Notes to Financial Statements.

62	ANNUAL REPORT	MAY 31, 2011

Financial Highlights (concluded)	BlackRock Intermediate Municipal Fund

	Investor C
				Period		Period
				November 1,	Year	October 2,
				2007 to	Ended	2006[1] to
	Year Ended May 31,			May 31,	October 31,	October 31,
	2011	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$10.50	$9.96	$10.13	$10.17	$10.28	$10.26
Net investment income[2]	0.30	0.28	0.27	0.17	0.28	0.01
Net realized and unrealized gain (loss)	0.02	0.54	(0.17)	(0.04)	(0.11)	0.03
Net increase from investment operations	0.32	0.82	0.10	0.13	0.17	0.04
Dividends from net investment income	(0.30)	(0.28)	(0.27)	(0.17)	(0.28)	(0.02)
Net asset value, end of period	$10.52	$10.50	$9.96	$10.13	$10.17	$10.28

Total Investment Return[3]
Based on net asset value	3.06%	8.38%	1.13%	1.27%[4]	1.67%	0.40%[4]

Ratios to Average Net Assets[5]
Total expenses	1.72%	1.77%	1.87%	1.88%[6]	2.03%	2.14%[6]
Total expenses after fees waived and paid indirectly	1.67%	1.72%	1.82%	1.83%[6]	1.98%	2.09%[6]
Total expenses after fees waived and paid indirectly and excluding interest expense and fees	1.67%	1.72%	1.77%	1.75%[6]	1.75%	1.73%[6]
Net investment income	2.86%	2.78%	2.82%	2.82%[6]	2.79%	2.36%[6]

Supplemental Data
Net assets, end of period (000)	$37,243	$31,006	$15,233	$4,341	$2,074	$207
Portfolio turnover	30%	23%	25%	32%	54%	102%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of any sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Interest expense and fees relate to TOBs. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

[6]	Annualized.

See Notes to Financial Statements.

ANNUAL REPORT	MAY 31, 2011	63

Notes to Financial Statements

1. Organization and Significant Accounting Policies:

BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, each a series of BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund, which is presently the only series of BlackRock Municipal Series Trust (each a “Fund” or collectively, the “Funds”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund are registered as diversified, open-end management investment companies. BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund are registered as non-diversified, open-end management investment companies. BlackRock California Municipal Series Trust, BlackRock Multi-State Municipal Series Trust and BlackRock Municipal Series Trust (each a “Trust” or collectively, the “Trusts”) are organized as Massachusetts business trusts. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund offers multiple classes of shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Service Shares are sold without a sales charge. Investor A and Investor A1 Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C and Investor C1 Shares also bear certain expenses related to the distribution of such shares. Investor B Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock California Municipal Bond Fund and BlackRock Intermediate Municipal Fund. Investor B Shares automatically convert to Investor A Shares after approximately seven years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor B1 Shares automatically convert to Investor A1 Shares after approximately ten years for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund. Investor A1, Investor B, Investor B1 and Investor C1 Shares are only available through exchanges, dividend reinvestment by existing shareholders or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A and Investor A1 distribution plans).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds fair value their financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees (the “Board”). Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Forward Commitments and When-Issued Delayed Delivery Securities: The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Municipal Bonds Transferred to TOBs: The Funds leverage their assets through the use of TOBs. A TOB is established by a third party sponsor forming a special purpose entity, into which one or more funds, or an agent on behalf of the funds, transfers municipal bonds. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB into which a Fund has contributed bonds. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates (“TOB Residuals”), which are generally issued to the participating funds that made the transfer. The TOB Residuals held by a Fund include the right of a Fund (1) to cause the holders of a proportional share of the short-term floating rate certificates to tender their certificates at par, including during instances of a rise in short-term interest rates, and (2) to transfer, within seven days, a corresponding share of the municipal bonds from the TOB to a Fund. The TOB may also be terminated without the consent of a Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in

64	ANNUAL REPORT	MAY 31, 2011

Notes to Financial Statements (continued)

credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors. During the year ended May 31, 2011, no TOBs that the Funds participated in were terminated without the consent of the Funds.

The cash received by the TOB from the sale of the short-term floating rate certificates, less transaction expenses, is paid to a Fund, which typically invests the cash in additional municipal bonds. Each Fund’s transfer of the municipal bonds to a TOB is accounted for as a secured borrowing, therefore the municipal bonds deposited into a TOB are presented in the Funds’ Schedules of Investments and the proceeds from the issuance of the short-term floating rate certificates are shown as trust certificates in the Statements of Assets and Liabilities.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by the Funds on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are shown as interest expense and fees in the Statements of Operations. The short-term floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. At May 31, 2011, the aggregate value of the underlying municipal bonds transferred to TOBs, the related liability for trust certificates and the range of interest rates on the liability for trust certificates were as follows:

	Underlying Municipal Bonds Transferred to TOBs	Liability for Trust Certificates	Range of Interest Rates
BlackRock California Municipal Bond Fund	$118,069,035	$59,467,530	0.18% – 0.24%
BlackRock Pennsylvania Municipal Bond Fund	$131,488,105	$68,102,135	0.18% – 0.38%
BlackRock Intermediate Municipal Fund	$1,119,980	$500,000	0.18%

For the year ended May 31, 2011, the Funds’ average trust certificates outstanding and the daily weighted average interest rate, including fees, were as follows:

	Average Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BlackRock California Municipal Bond Fund	$60,458,876	0.81%
BlackRock Pennsylvania Municipal Bond Fund	$54,107,406	0.86%
BlackRock Intermediate Municipal Fund	$500,000	0.83%

Should short-term interest rates rise, the Funds’ investments in TOBs may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB may adversely affect the Funds’ net asset values per share.

Zero-Coupon Bonds: The Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Funds either deliver collateral or segregate assets in connection with certain investments (e.g., financial futures contracts), the Funds will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on their books and records cash or liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party to such transactions has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds file US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four periods ended May 31, 2011. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standard: In May 2011, the Financial Accounting Standards Board issued amended guidance to improve disclosure about fair value measurements which will require the following disclosures for fair value measurements categorized as Level 3: quantitative information about the unobservable inputs and assumptions used in the fair value measurement, a

ANNUAL REPORT	MAY 31, 2011	65

Notes to Financial Statements (continued)

description of the valuation policies and procedures and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the amounts and reasons for all transfers in and out of Level 1 and Level 2 will be required to be disclosed. The amended guidance is effective for financial statements for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Funds are allocated daily to each class based on its relative net assets.

The Funds have an arrangement with the custodians whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange.

Losses may arise if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument or if the counterparty does not perform under the contract. Counterparty risk related to exchange-traded financial futures contracts is deemed to be minimal due to the protection against defaults provided by the exchange on which these contracts trade.

Financial Futures Contracts: The Funds purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Funds as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Derivative Financial Instruments Categorized by Risk Exposure:

Fair Values of Derivative Financial Instruments as of May 31, 2011
		Liability Derivatives
		BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
	Statements of Assets and Liabilities Location
Interest rate contracts	Unrealized depreciation on financial futures contracts*	$491,441	$18,998	$851,241	$838,664

*

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Financial Instruments in the Statements of Operations Year Ended May 31, 2011
		Net Realized Loss From
		BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Interest rate contracts: Financial futures contracts		$(1,301,726)	$(534,754)	$(1,254,942)

	Net Change in Unrealized Appreciation/Depreciation on
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Interest rate contracts: Financial futures contracts	$(491,441)	$(18,998)	$(851,241)	$(838,664)

66	ANNUAL REPORT	MAY 31, 2011

Notes to Financial Statements (continued)

For the year ended May 31, 2011, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Financial futures contracts:
Average number of contracts sold	135	35	153	76
Average notional value of contracts sold	$16,309,171	$4,203,968	$18,331,377	$9,007,043

3. Investment Advisory Agreement and Other Transactions with Affiliates:

As of May 31, 2011, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) were the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund pay the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Not exceeding $500 million	0.55%
In excess of $500 million, but not exceeding $1 billion	0.525%
In excess of $1 billion	0.50%

BlackRock Intermediate Municipal Fund pays the Manager a monthly fee at an annual rate of 0.55% of the average daily value of its net assets.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

The Manager, with respect to BlackRock Intermediate Municipal Fund, contractually agreed to waive 0.05% of the Fund’s investment advisory fee until October 1, 2011. For the year ended May 31, 2011, the Manager waived $144,616, which is included in fees waived by advisor in the Statements of Operations.

The Manager, with respect to BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, voluntarily agreed to waive and/or reimburse fees and/or expenses, excluding interest expense, acquired fund fees and expenses and certain other fund expenses, in order to limit expenses. These voluntary waivers and/or reimbursements may be reduced or discontinued at any time without notice. The expense limitations as a percentage of net assets are as follows:

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	0.78%	0.71%
Service	0.87%	0.89%
Investor A	0.87%	0.89%
Investor A1	0.72%	0.73%
Investor B	1.64%	1.68%
Investor B1	1.13%	1.15%
Investor C	1.64%	1.68%
Investor C1	1.23%	1.26%

As a result, the Manager waived or reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$13,737	$431,078
Service	$11,108	$1,636
Investor A	$12,880	$9,556
Investor A1	$17,644	$10,567
Investor B	$1,104	$835
Investor B1	$3,236	$1,968
Investor C	$5,276	$776
Investor C1	$3,390	$903

ANNUAL REPORT	MAY 31, 2011	67

Notes to Financial Statements (continued)

The Manager may, in its discretion, reimburse additional amounts. For BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Manager reimbursed the following amounts, which are shown as transfer agent fees waived and/or reimbursed — class specific, and service and distribution fees reimbursed — class specific, respectively, in the Statements of Operations.

	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund
Institutional	$204,834	$369,635	—	—
Service	$56	$324	$1,029	$930
Investor A	$63	$6,253	$996	$7,641
Investor A1	$96	$1,731	$3,693	$10,544
Investor B	$234	$260	$137	$1,027
Investor B1	$494	$1,247	$751	$4,794
Investor C	$58	$2,562	—	—
Investor C1	$1,465	$3,481	$592	$4,461

In addition, for BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, the Manager waived $92,578 and $1,226, respectively, which is included in fees waived by the advisor in the Statements of Operations.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through each Fund’s investment in affiliated money market funds, however the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid through each Fund’s investment in other affiliated investment companies, if any. These amounts are included in fees waived by advisor in the Statements of Operations. For the year ended May 31, 2011, the amounts waived were as follows:

BlackRock California Municipal Bond Fund	$27,892
BlackRock New Jersey Municipal Bond Fund	$9,626
BlackRock Pennsylvania Municipal Bond Fund	$31,319
BlackRock Intermediate Municipal Fund	$3,612

For the year ended May 31, 2011, the Funds reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

BlackRock California Municipal Bond Fund	$8,906
BlackRock New Jersey Municipal Bond Fund	$4,813
BlackRock Pennsylvania Municipal Bond Fund	$11,633
BlackRock Intermediate Municipal Fund	$4,679

The Funds entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Funds as follows:

	Service Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Service	—	0.25%	0.25%	—
Investor A	0.25%	0.25%	0.25%	0.25%
Investor A1	0.10%	0.10%	0.10%	0.10%
Investor B	0.25%	0.25%	0.25%	0.20%
Investor B1	—	0.25%	0.25%	—
Investor C	0.25%	0.25%	0.25%	0.25%
Investor C1	0.25%	0.25%	0.25%	—

	Distribution Fees
	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	0.25%	0.75%	0.75%	0.10%
Investor B1	—	0.25%	0.25%	—
Investor C	0.75%	0.75%	0.75%	0.75%
Investor C1	0.35%	0.35%	0.35%	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor A1, Investor B, Investor B1, Investor C and Investor C1 shareholders.

For the year ended May 31, 2011, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Funds’ Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$12,852	$12,616	$44,040	$23,890

For the year ended May 31, 2011, affiliates received the following contingent deferred sales charges relating to transactions in Investor B, Investor B1, Investor C and Investor C1 Shares:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor B	$2,444	$849	$200	$48
Investor B1	—	$666	—	—
Investor C	$6,533	$4,295	$5,680	$12,060
Investor C1	$140	$206	$321	—

68	ANNUAL REPORT	MAY 31, 2011

Notes to Financial Statements (continued)

Furthermore, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers on Investor A Shares as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Investor A	$64,426	$671	$10,330

BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”)), serves as transfer agent and dividend disbursing agent. On July 1, 2010, the Bank of New York Mellon Corporation purchased PNCGIS, which prior to this date was an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager. Transfer agency fees borne by each Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services. Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an annual fee per shareholder account, which will vary depending on share class and/or net assets. Prior to July 1, 2010, PNCGIS was an affiliate and transfer agency fees earned for the period from June 1, 2010 to June 30, 2010, which are included as a component of transfer agent — class specific in the Statements of Operations were as follows:

BlackRock California Municipal Bond Fund	$1,299
BlackRock New Jersey Municipal Bond Fund	$1,234
BlackRock Pennsylvania Municipal Bond Fund	$1,337
BlackRock Intermediate Municipal Fund	$734

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the year ended May 31, 2011, the Funds reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Institutional	$433	$547	$1,559	$594
Service	—	$483	$15	—
Investor A	$632	$461	$582	$766
Investor A1	$2,173	$498	$393	$543
Investor B	$206	$56	$29	$41
Investor B1	—	$76	$69	—
Investor C	$389	$257	$284	$550
Investor C1	$263	$992	$103	—

Certain officers and/or trustees of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2011, were as follows:

	Purchases	Sales
BlackRock California Municipal Bond Fund	$205,633,365	$177,514,020
BlackRock New Jersey Municipal Bond Fund	$34,065,600	$81,766,948
BlackRock Pennsylvania Municipal Bond Fund	$139,156,541	$141,333,901
BlackRock Intermediate Municipal Fund	$141,445,415	$83,936,524

5. Income Tax Information:

Reclassifications: US GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of May 31, 2011 attributable to amortization methods on fixed income securities, the expiration of capital loss carryforwards and the sale of bonds received from TOBs were reclassified to the following accounts:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Paid-in capital	—	$(2,693,662)	—
Undistributed net investment income	$(79,645)	—	$(289)
Accumulated net realized gain (loss)	$79,645	$2,693,662	$289

The tax character of distributions paid during the fiscal years ended May 31, 2011 and May 31, 2010 was as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Tax-exempt income
5/31/2011	$17,932,376	$11,004,519	$24,311,855	$10,518,820
5/31/2010	$15,390,371	$11,808,099	$23,671,718	$7,540,446
Ordinary income
5/31/2011	$6,490	$14,786	$1,354	$5,549
5/31/2010	$181,024	—	—	$591
Total
5/31/2011	$17,938,866	$11,019,305	$24,313,209	$10,524,369
5/31/2010	$15,571,395	$11,808,099	$23,671,718	$7,541,037

ANNUAL REPORT	MAY 31, 2011	69

Notes to Financial Statements (continued)

As of May 31, 2011, the tax components of accumulated net earnings (losses) were as follows:

	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
Undistributed tax-exempt income	$625,561	$657,866	$660,075	$17,442
Undistributed ordinary income	2,314	2	3,351	5,456
Capital loss carryforwards	(2,764,411)	(2,393,610)	(27,138,611)	(685,933)
Net unrealized gains (losses)*	2,075,498	(2,331,129)	(429,125)	5,917,332
Total	$(61,038)	$(4,066,871)	$(26,904,310)	$5,254,297

*

The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales, the tax deferral of losses on straddles, amortization methods for premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains/losses on certain futures contracts, the deferral of post-October capital losses for tax purposes, the timing and recognition of partnership income and the treatment of residual interests in TOBs.

As of May 31, 2011, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires May 31,	BlackRock California Municipal Bond Fund	BlackRock New Jersey Municipal Bond Fund	BlackRock Pennsylvania Municipal Bond Fund	BlackRock Intermediate Municipal Fund
2012	—	$724,595	$10,121,753	—
2014	—	127,616	—	—
2017	—	1,037,279	9,367,197	$127,274
2018	$2,764,411	260,363	6,928,880	558,659
2019	—	243,757	720,781	—
Total	$2,764,411	$2,393,610	$27,138,611	$685,933

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after May 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

6. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which expired in November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions. Effective November 2009, the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to the Funds based on their net assets as of October 31, 2009, a commitment fee of 0.10% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2009. Effective November 2010, the credit agreement was renewed until November 2011 with the following terms: a commitment fee of 0.08% per annum based on the Funds’ pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum and (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. In addition, the Funds paid administration and arrangement fees which were allocated to the Funds based on their net assets as of October 31, 2010. The Funds did not borrow under the credit agreement during the year ended May 31, 2011.

7. Concentration, Market and Credit Risk:

Each Fund, except BlackRock Intermediate Municipal Fund, invests a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

As of May 31, 2011, BlackRock California Municipal Bond Fund invested a significant portion of its assets in the County/City/Special District/School District and Utilities sectors, BlackRock New Jersey Municipal Bond Fund invested a significant portion of its assets in the State sector, BlackRock Pennsylvania Municipal Bond Fund invested a significant portion of its assets in the Health and Education sectors, and BlackRock Intermediate Municipal Fund invested a significant portion of its assets in the County/City/Special District/School District and Health sectors. Changes in economic conditions affecting these sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

70	ANNUAL REPORT	MAY 31, 2011

Notes to Financial Statements (continued)

8. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

BlackRock California Municipal Bond Fund	Year Ended May 31, 2011		Year Ended May 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,640,452	$53,289,647	2,265,942	$25,694,855
Shares issued to shareholders in reinvestment of dividends	239,625	2,689,287	118,104	1,336,303
Total issued	4,880,077	55,978,934	2,384,046	27,031,158
Shares redeemed	(2,145,921)	(23,616,684)	(814,309)	(9,175,305)
Net increase	2,734,156	$32,362,250	1,569,737	$17,855,853

Investor A
Shares sold	2,676,285	$30,203,284	2,413,905	$27,209,651
Shares issued to shareholders in reinvestment of dividends	132,137	1,479,912	73,544	831,660
Total issued	2,808,422	31,683,196	2,487,449	28,041,311
Shares redeemed	(1,944,034)	(21,272,041)	(645,784)	(7,303,404)
Net increase	864,388	$10,411,155	1,841,665	$20,737,907

Investor A1
Shares sold and automatic conversion of shares	427,535	$4,779,307	239,256	$2,684,874
Shares issued to shareholders in reinvestment of dividends	392,747	4,423,347	383,784	4,332,125
Total issued	820,282	9,202,654	623,040	7,016,999
Shares redeemed	(1,950,583)	(21,618,624)	(1,653,324)	(18,565,928)
Net decrease	(1,130,301)	$(12,415,970)	(1,030,284)	$(11,548,929)

Investor B
Shares sold	6,055	$65,766	19,019	$214,960
Shares issued to shareholders in reinvestment of dividends	26,734	302,139	32,917	371,435
Total issued	32,789	367,905	51,936	586,395
Shares redeemed and automatic conversion of shares	(726,322)	(8,107,260)	(561,100)	(6,290,237)
Net decrease	(693,533)	$(7,739,355)	(509,164)	$(5,703,842)

Investor C
Shares sold	943,584	$10,813,032	1,537,051	$17,214,580
Shares issued to shareholders in reinvestment of dividends	79,286	892,440	50,690	574,175
Total issued	1,022,870	11,705,472	1,587,741	17,788,755
Shares redeemed	(868,904)	(9,523,848)	(257,546)	(2,885,767)
Net increase	153,966	$2,181,624	1,330,195	$14,902,988

Investor C1
Shares sold	135	$1,539	135	$1,511
Shares issued to shareholders in reinvestment of dividends	50,308	567,235	52,326	590,632
Total issued	50,443	568,774	52,461	592,143
Shares redeemed	(360,180)	(3,963,462)	(304,930)	(3,411,460)
Net decrease	(309,737)	$(3,394,688)	(252,469)	$(2,819,317)

ANNUAL REPORT	MAY 31, 2011	71

Notes to Financial Statements (continued)

BlackRock New Jersey Municipal Bond Fund	Year Ended May 31, 2011		Year Ended May 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	945,997	$9,725,906	1,534,082	$15,626,351
Shares issued to shareholders in reinvestment of dividends	87,241	894,337	77,075	787,087
Total issued	1,033,238	10,620,243	1,611,157	16,413,438
Shares redeemed	(4,935,459)	(50,565,487)	(2,391,795)	(24,340,120)
Net decrease	(3,902,221)	$(39,945,244)	(780,638)	$(7,926,682)

Service
Shares sold	303,422	$3,088,669	15,147	$152,257
Shares issued to shareholders in reinvestment of dividends	34,755	355,140	28,903	295,046
Total issued	338,177	3,443,809	44,050	447,303
Shares redeemed	(86,668)	(878,380)	(70,824)	(726,773)
Net increase (decrease)	251,509	$2,565,429	(26,774)	$(279,470)

Investor A
Shares sold and automatic conversion of shares	1,216,104	$12,636,746	901,520	$9,255,584
Shares issued to shareholders in reinvestment of dividends	80,260	822,597	58,171	595,383
Total issued	1,296,364	13,459,343	959,691	9,850,967
Shares redeemed	(1,203,612)	(12,194,846)	(511,690)	(5,245,220)
Net increase	92,752	$1,264,497	448,001	$4,605,747

Investor A1
Shares sold and automatic conversion of shares	101,403	$1,020,885	96,573	$985,077
Shares issued to shareholders in reinvestment of dividends	87,537	898,349	85,540	874,165
Total issued	188,940	1,919,234	182,113	1,859,242
Shares redeemed	(451,841)	(4,587,084)	(325,923)	(3,293,704)
Net decrease	(262,901)	$(2,667,850)	(143,810)	$(1,434,462)

Investor B
Shares sold	2,603	$27,078	5,925	$59,831
Shares issued to shareholders in reinvestment of dividends	2,692	27,879	8,939	90,819
Total issued	5,295	54,957	14,864	150,650
Shares redeemed and automatic conversion of shares	(160,533)	(1,656,532)	(243,037)	(2,477,695)
Net decrease	(155,238)	$(1,601,575)	(228,173)	$(2,327,045)

Investor B1
Shares sold	85	$857	18	$180
Shares issued to shareholders in reinvestment of dividends	9,593	98,707	12,334	125,859
Total issued	9,678	99,564	12,352	126,039
Shares redeemed and automatic conversion of shares	(223,357)	(2,265,623)	(207,272)	(2,102,370)
Net decrease	(213,679)	$(2,166,059)	(194,920)	$(1,976,331)

Investor C
Shares sold	338,362	$3,524,226	573,651	$5,835,823
Shares issued to shareholders in reinvestment of dividends	50,742	519,097	42,390	433,369
Total issued	389,104	4,043,323	616,041	6,269,192
Shares redeemed	(454,847)	(4,584,243)	(336,722)	(3,423,341)
Net increase (decrease)	(65,743)	$(540,920)	279,319	$2,845,851

Investor C1
Shares sold	308	$3,068	436	$4,505
Shares issued to shareholders in reinvestment of dividends	38,215	391,702	38,506	392,980
Total issued	38,523	394,770	38,942	397,485
Shares redeemed	(195,983)	(1,997,276)	(114,133)	(1,153,123)
Net decrease	(157,460)	$(1,602,506)	(75,191)	$(755,638)

72	ANNUAL REPORT	MAY 31, 2011

Notes to Financial Statements (continued)

BlackRock Pennsylvania Municipal Bond Fund	Year Ended May 31, 2011		Year Ended May 31, 2010
	Shares	Amount	Shares	Amount
Institutional
Shares sold	4,329,061	$45,959,949	6,469,736	$68,816,228
Shares issued to shareholders in reinvestment of dividends	138,435	1,472,771	90,970	974,167
Total issued	4,467,496	47,432,720	6,560,706	69,790,395
Shares redeemed	(8,742,561)	(91,586,303)	(6,099,318)	(65,146,534)
Net increase (decrease)	(4,275,065)	$(44,153,583)	461,388	$4,643,861

Service
Shares sold	154,047	$1,623,549	2,935	$31,684
Shares issued to shareholders in reinvestment of dividends	5,041	53,112	2,752	29,360
Total issued	159,088	1,676,661	5,687	61,044
Shares redeemed	(28,939)	(300,951)	(30,234)	(324,481)
Net increase (decrease)	130,149	$1,375,710	(24,547)	$(263,437)

Investor A
Shares sold and automatic conversion of shares	494,773	$5,311,209	772,868	$8,235,184
Shares issued to shareholders in reinvestment of dividends	121,027	1,289,121	109,621	1,172,442
Total issued	615,800	6,600,330	882,489	9,407,626
Shares redeemed	(684,845)	(7,192,913)	(616,725)	(6,605,808)
Net increase (decrease)	(69,045)	$(592,583)	265,764	$2,801,818

Investor A1
Shares sold and automatic conversion of shares	106,601	$1,133,469	46,035	$487,357
Shares issued to shareholders in reinvestment of dividends	48,775	519,972	48,366	517,225
Total issued	155,376	1,653,441	94,401	1,004,582
Shares redeemed	(278,187)	(2,933,184)	(210,122)	(2,239,886)
Net decrease	(122,811)	$(1,279,743)	(115,721)	$(1,235,304)

Investor B
Shares sold	3,274	$35,526	1,346	$14,454
Shares issued to shareholders in reinvestment of dividends	1,336	14,332	2,486	26,445
Total issued	4,610	49,858	3,832	40,899
Shares redeemed and automatic conversion of shares	(43,597)	(464,348)	(76,029)	(810,423)
Net decrease	(38,987)	$(414,490)	(72,197)	$(769,524)

Investor B1
Shares sold	13	$137	33	$354
Shares issued to shareholders in reinvestment of dividends	9,600	102,530	11,683	124,694
Total issued	9,613	102,667	11,716	125,048
Shares redeemed and automatic conversion of shares	(173,213)	(1,838,014)	(115,943)	(1,236,176)
Net decrease	(163,600)	$(1,735,347)	(104,227)	$(1,111,128)

Investor C
Shares sold	392,118	$4,228,550	627,432	$6,684,492
Shares issued to shareholders in reinvestment of dividends	50,049	533,092	39,309	420,758
Total issued	442,167	4,761,642	666,741	7,105,250
Shares redeemed	(460,243)	(4,793,165)	(273,010)	(2,930,658)
Net increase (decrease)	(18,076)	$(31,523)	393,731	$4,174,592

Investor C1
Shares sold	77	$825	4,296	$46,235
Shares issued to shareholders in reinvestment of dividends	24,244	258,810	27,123	289,579
Total issued	24,321	259,635	31,419	335,814
Shares redeemed	(260,829)	(2,744,265)	(137,953)	(1,471,351)
Net decrease	(236,508)	$(2,484,630)	(106,534)	$(1,135,537)

ANNUAL REPORT	MAY 31, 2011	73

Notes to Financial Statements (concluded)

	Year Ended May 31, 2011		Year Ended May 31, 2010
BlackRock Intermediate Municipal Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	8,712,999	$90,937,513	6,228,338	$64,105,460
Shares issued to shareholders in reinvestment of dividends	148,619	1,558,497	78,279	807,171
Total issued	8,861,618	92,496,010	6,306,617	64,912,631
Shares redeemed	(5,615,107)	(58,302,801)	(2,877,658)	(29,606,873)
Net increase	3,246,511	$34,193,209	3,428,959	$35,305,758

Investor A
Shares sold	4,372,190	$45,902,423	3,393,280	$34,824,033
Shares issued to shareholders in reinvestment of dividends	156,729	1,640,337	79,575	822,283
Total issued	4,528,919	47,542,760	3,472,855	35,646,316
Shares redeemed	(2,165,457)	(22,414,402)	(605,374)	(6,243,921)
Net increase	2,363,462	$25,128,358	2,867,481	$29,402,395

Investor A1
Shares sold and automatic conversion of shares	81,829	$851,600	57,645	$595,495
Shares issued to shareholders in reinvestment of dividends	105,453	1,105,851	108,366	1,113,047
Total issued	187,282	1,957,451	166,011	1,708,542
Shares redeemed	(518,868)	(5,380,446)	(599,341)	(6,140,174)
Net decrease	(331,586)	$(3,422,995)	(433,330)	$(4,431,632)

Investor B
Shares sold	27,448	$291,904	59,100	$607,948
Shares issued to shareholders in reinvestment of dividends	5,045	52,958	6,390	65,556
Total issued	32,493	344,862	65,490	673,504
Shares redeemed and automatic conversion of shares	(148,463)	(1,547,279)	(130,072)	(1,336,620)
Net decrease	(115,970)	$(1,202,417)	(64,582)	$(663,116)

Class C
Shares sold	1,753,849	$18,459,512	1,872,485	$19,266,259
Shares issued to shareholders in reinvestment of dividends	70,822	742,720	45,209	465,920
Total issued	1,824,671	19,202,232	1,917,694	19,732,179
Shares redeemed	(1,235,696)	(12,827,264)	(494,852)	(5,076,834)
Net increase	588,975	$6,374,968	1,422,842	$14,655,345

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

74	ANNUAL REPORT	MAY 31, 2011

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock California Municipal Series Trust,
BlackRock Multi-State Municipal Series Trust, and
BlackRock Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities of BlackRock California Municipal Bond Fund of BlackRock California Municipal Series Trust, BlackRock New Jersey Municipal Bond Fund and BlackRock Pennsylvania Municipal Bond Fund, two of the portfolios constituting BlackRock Multi-State Municipal Series Trust, and BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust (collectively, the “Trusts”), including the schedules of investments, as of May 31, 2011, and the related statements of operations for the year then ended, the statement of cash flows for the year then ended for BlackRock California Municipal Bond Fund, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund, and BlackRock Intermediate Municipal Fund, as of May 31, 2011, the results of their operations for the year then ended, the cash flows for the year then ended for BlackRock California Municipal Bond Fund, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
July 27, 2011

Important Tax Information (Unaudited)

The following table summarizes the taxable per share distributions paid by the Funds during the taxable year ended May 31, 2011:

	Payable Date	Ordinary Income*
BlackRock California Municipal Bond Fund	12/21/2010	$0.000183
BlackRock New Jersey Municipal Bond Fund	12/21/2010	$0.000614
BlackRock Pennsylvania Municipal Bond Fund	12/21/2010	$0.000028
BlackRock Intermediate Municipal Fund	12/21/2010	$0.000197

*

Additionally, all ordinary income distributions are comprised of interest-related dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

All other net investment income distributions paid by BlackRock California Municipal Bond Fund, BlackRock New Jersey Municipal Bond Fund, BlackRock Pennsylvania Municipal Bond Fund and BlackRock Intermediate Municipal Fund qualify as tax-exempt interest dividends for federal income tax purposes.

ANNUAL REPORT	MAY 31, 2011	75

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of BlackRock California Municipal Bond Fund (the “California Municipal Bond Fund”), a series of BlackRock California Municipal Series Trust (the “California Municipal Series Trust”); the Board of Trustees of BlackRock New Jersey Municipal Bond Fund (the “New Jersey Municipal Bond Fund”) and BlackRock Pennsylvania Municipal Bond Fund (the “Pennsylvania Municipal Bond Fund”), each a series of BlackRock Multi-State Municipal Series Trust (the “Multi-State Municipal Series Trust”); and the Board of Trustees of BlackRock Intermediate Municipal Fund (the “Intermediate Municipal Fund,” along with the California Municipal Bond Fund, the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, each, a “Fund”), a series of BlackRock Municipal Series Trust (the “Municipal Series Trust,” along with the California Municipal Series Trust and the Multi-State Municipal Series Trust, each, a “Trust”), (collectively, the “Board,” and the members of which are referred to as “Board Members”) met on April 12, 2011 and May 10–11, 2011 to consider the approval of investment advisory agreements (collectively, the “Advisory Agreements”) for the California Municipal Series Trust, on behalf of the California Municipal Bond Fund, the Multi-State Municipal Series Trust, on behalf of the New Jersey Municipal Bond Fund and the Pennsylvania Municipal Bond Fund, and the Municipal Series Trust, on behalf of the Intermediate Municipal Fund, with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of thirteen individuals, ten of whom are not “interested persons” of any Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member) and is chaired by Independent Board Members. The Board also established an ad hoc committee, the Joint Product Pricing Committee, which consisted of Independent Board Members and directors/trustees of the boards of certain other BlackRock-managed funds, who were not “interested persons” of their respective funds.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to each Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance program and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any overperformance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions; (e) each Fund’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 12, 2011 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by each Fund to BlackRock; (f) sales and redemption data regarding each Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

76	ANNUAL REPORT	MAY 31, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

At an in-person meeting held on April 12, 2011, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April 12, 2011 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 10–11, 2011 Board meeting.

At an in-person meeting held on May 10–11, 2011, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Fund and the Sub-Advisory Agreements between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2012. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with each Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with each Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing Fund performance and each Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and each Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to each Fund. BlackRock and its affiliates and significant shareholders provide each Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide each Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April 12, 2011 meeting, the Board worked with BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to funds in each Fund’s applicable Lipper category and, for the Intermediate Municipal Fund, a customized peer group selected by BlackRock. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board, and the Board’s Performance Oversight Committee, regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

The Board noted that the California Municipal Bond Fund ranked in the third, second and second quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the Intermediate Municipal Fund ranked in the first, second and second quartiles against its Customized Lipper Peer Group Composite for the one-, three- and five-year periods reported, respectively.

The Board noted that the New Jersey Municipal Bond Fund ranked in the first, third and third quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the New Jersey Municipal Bond Fund’s underperformance during the three- and five-year periods compared with its Peers. The Board was informed that, among other things, three-and five-year performance remains significantly impacted by the New Jersey

ANNUAL REPORT	MAY 31, 2011	77

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

Municipal Bond Fund’s poor total return performance in 2008 and 2009. Because of the New Jersey Municipal Bond Fund’s positioning in weaker underlying credits, and on the longer end of the yield curve (both strategies designed to maximize shareholder income) the New Jersey Municipal Bond Fund was more negatively impacted than its Peers. During this time the New Jersey Municipal Bond Fund’s portfolio management team chose not to sell at such depressed valuations but to hold the securities for some eventual recovery, which has been reflected in more current performance results.

The Board noted that the Pennsylvania Municipal Bond Fund ranked in the fourth, third and second quartiles against its Lipper Performance Composite for the one-, three- and five-year periods reported, respectively. The Board and BlackRock reviewed and discussed the reasons for the Pennsylvania Municipal Bond Fund’s underperformance during the one- and three-year periods compared with its Peers. The Board was informed that, among other things, the Pennsylvania Municipal Bond Fund’s longer duration stance subjected the Pennsylvania Municipal Bond Fund to greater price volatility as the municipal market saw rates rise.

The Board and BlackRock discussed BlackRock’s strategy for improving the New Jersey Municipal Bond Fund’s and the Pennsylvania Municipal Bond Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the New Jersey Municipal Bond Fund’s and the Pennsylvania Municipal Bond Fund’s portfolio managers and to improve the New Jersey Municipal Bond Fund’s and the Pennsylvania Municipal Bond Fund’s performance.

The Board noted that BlackRock has made changes to the organization of the overall fixed income group management structure designed to result in a strengthened leadership team.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee ratio compared with the other funds in its Lipper category. It also compared each Fund’s total expense ratio, as well as actual management fee ratio, to those of other funds in its Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided each Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2010 compared to available aggregate profitability data provided for the years ended December 31, 2009 and December 31, 2008. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of each Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the California Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the California Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the California Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the California Municipal Bond Fund increases above certain contractually specified levels.

The Board noted that the Intermediate Municipal Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Intermediate Municipal Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board further noted, however, that although the Intermediate Municipal Fund’s contractual management fee ratio was above the median contractual management fee ratio paid by the Intermediate Municipal Fund’s Peers, the contractual management fee ratio was in the third quartile. The Board also noted that effective June 1, 2011, the Intermediate Municipal Fund will have an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Intermediate Municipal Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has contractually agreed to waive or reimburse management fees for the Intermediate Municipal Fund.

78	ANNUAL REPORT	MAY 31, 2011

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

The Board noted that the New Jersey Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the New Jersey Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board further noted, however, that the New Jersey Municipal Bond Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock, was reasonable relative to the median actual management fee ratio paid by the New Jersey Municipal Bond Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. The Board also noted that the New Jersey Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the New Jersey Municipal Bond Fund increases above certain contractually specified levels. Additionally, the Board noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the New Jersey Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

The Board noted that the Pennsylvania Municipal Bond Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was lower than or equal to the median contractual management fee ratio paid by the Pennsylvania Municipal Bond Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted that the Pennsylvania Municipal Bond Fund has an advisory fee arrangement that includes breakpoints that adjust the fee ratio downward as the size of the Pennsylvania Municipal Bond Fund increases above certain contractually specified levels. The Board further noted that BlackRock has voluntarily agreed to waive fees or reimburse expenses in order to limit, to a specified amount, the Pennsylvania Municipal Bond Fund’s total net expenses on a class-by-class basis, as applicable.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. The Board also considered the extent to which each Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable each Fund to participate in these economies of scale, for example through the use of breakpoints or revised breakpoints, as applicable, in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to each Fund, including for administrative, transfer agency, distribution and securities lending services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that BlackRock’s funds may invest in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and each Trust, on behalf of its respective Fund, for a one-year term ending June 30, 2012 and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2012. As part of its approval, the Board considered the detailed review of BlackRock’s fee structure, as it applies to each Fund, conducted by the ad hoc Joint Product Pricing Committee. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

ANNUAL REPORT	MAY 31, 2011	79

Officers and Trustees

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1]
Robert M. Hernandez 55 East 52nd Street New York, NY 10055 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001.	34 RICs consisting of 97 Portfolios	ACE Limited (insurance company); Eastman Chemical Company (chemicals); RTI International Metals, Inc. (metals); TYCO Electronics (electronics)
Fred G. Weiss 55 East 52nd Street New York, NY 10055 1941	Vice Chair of the Board and Trustee	Since 2007

Managing Director, FGW Associates (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000; Director, BTG International Plc (medical technology commercialization company) from 2001 to 2007.

				34 RICs consisting of 97 Portfolios	Watson Pharmaceutical, Inc.
James H. Bodurtha 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 1995	Director, The China Business Group, Inc. (consulting firm) since 1996 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980.	34 RICs consisting of 97 Portfolios	None
Bruce R. Bond 55 East 52nd Street New York, NY 10055 1946	Trustee	Since 2007

Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.

				34 RICs consisting of 97 Portfolios	None
Donald W. Burton 55 East 52nd Street New York, NY 10055 1944	Trustee	Since 2007

Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The South Atlantic Venture Funds since 1983; Director, Lifestyle Family Fitness (fitness industry) since 2006; Director, IDology, Inc. (technology solutions) since 2006; Member of the Investment Advisory Council of the Florida State Board of Administration from 2001 to 2007.

				34 RICs consisting of 97 Portfolios	Knology, Inc. (telecommunications); Capital Southwest (financial)
Honorable Stuart E. Eizenstat 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company since 2002; Advisory Board Member, Veracity Worldwide, LLC (risk management) since 2007; Member of the Board of Directors, Chicago Climate Exchange (environmental) since 2006; Member of the International Advisory Board GML (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2010.

				34 RICs consisting of 97 Portfolios	Alcatel-Lucent (telecommunications); Global Specialty Metallurgical (metallurgical industry); UPS Corporation (delivery service)
Kenneth A. Froot 55 East 52nd Street New York, NY 10055 1957	Trustee	Since 2005	Professor, Harvard University since 1992.	34 RICs consisting of 97 Portfolios	None
John F. O’Brien 55 East 52nd Street New York, NY 10055 1943	Trustee	Since 2007

Chairman and Director, Woods Hole Oceanographic Institute since 2009 and Trustee thereof from 2003 to 2009; Director, Allmerica Financial Corporation from 1995 to 2003; Director, ABIOMED from 1989 to 2006; Director, Ameresco, Inc. (energy solutions company) from 2006 to 2007; Vice Chairman and Director, Boston Lyric Opera from 2002 to 2007.

				34 RICs consisting of 97 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Roberta Cooper Ramo 55 East 52nd Street New York, NY 10055 1942	Trustee	Since 2000

Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Chairman of the Board, Cooper’s Inc. (retail) since 2000; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; President, American Bar Association from 1995 to 1996.

				34 RICs consisting of 97 Portfolios	None

80	ANNUAL REPORT	MAY 31, 2011

Officers and Trustees (continued)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served as a Trustee[2]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Directorships
Independent Trustees[1] (concluded)
David H. Walsh 55 East 52nd Street New York, NY 10055 1941	Trustee	Since 2007

Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation since 2008; Director, Ruckelshaus Institute and Haub School of Natural Resources at the University of Wyoming from 2006 to 2008; Director, The American Museum of Fly Fishing since 1997; Director, The National Audubon Society from 1998 to 2005.

				34 RICs consisting of 97 Portfolios	None
	[1]	Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

[2]

Date shown is the earliest date a person has served as Trustee for any of the Trusts covered by this annual report. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Trusts’ board in 2007, each Director first became a member of the board of Directors of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Stuart E. Eizenstat, 2001; Kenneth A. Froot, 2005; Robert M. Hernandez, 1996; John F. O’Brien, 2004; Roberta Cooper Ramo, 2000; David H. Walsh, 2003; and Fred G. Weiss, 1998.

Interested Trustees[3]
Richard S. Davis 55 East 52nd Street New York, NY 10055 1945	President and Trustee	Since 2007

Managing Director, BlackRock, Inc. since 2005; Chief Executive Officer, State Street Research & Management Company from 2000 to 2005; Chairman of the Board of Trustees, State Street Research Mutual Funds from 2000 to 2005.

				165 RICs consisting of 291 Portfolios	None
Laurence D. Fink 55 East 52nd Street New York, NY 10055 1952	Trustee	Since 2007

Chairman and Chief Executive Officer of BlackRock, Inc. since its formation in 1998 and of BlackRock, Inc.’s predecessor entities since 1988 and Chairman of the Executive and Management Committees; Formerly Managing Director, The First Boston Corporation, Member of its Management Committee, Co-head of its Taxable Fixed Income Division and Head of its Mortgage and Real Estate Products Group; Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs Committee and a member of the Executive Committee, the Ad Hoc Committee on Board Governance, and the Committee on Trustees; Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman of the Development/Trustee Stewardship Committee and Chairman of the Finance Committee; Trustee, The Boys’ Club of New York.

				34 RICs consisting of 97 Portfolios	None
Henry Gabbay 55 East 52nd Street New York, NY 10055 1947	Trustee	Since 2007

Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Bond Allocation Target Shares from 2005 to 2007 and Treasurer of certain closed-end Funds in the BlackRock fund complex from 1989 to 2006.

				165 RICs consisting of 291 Portfolios	None
[3]

Messrs. Davis and Fink are both “interested persons,” as defined in the 1940 Act, of the Trusts based on their positions with BlackRock, Inc. and its affiliates. Mr. Gabbay is an “interested person” of the Trusts based on his former positions with BlackRock, Inc. and its affiliates as well as his ownership of BlackRock, Inc. and The PNC Financial Services Group, Inc. securities. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

ANNUAL REPORT	MAY 31, 2011	81

Officers and Trustees (concluded)

Name, Address and Year of Birth	Position(s) Held with Trusts	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers[1]
John M. Perlowski 55 East 52nd Street New York, NY 10055 1964	Chief Executive Officer	Since 2010

Managing Director of BlackRock, Inc. since 2009; Global Head of BlackRock Fund Administration since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director, Family Resource Network (charitable foundation) since 2009.

Brendan Kyne 55 East 52nd Street New York, NY 10055 1977	Vice President	Since 2009

Managing Director of BlackRock, Inc. since 2010; Director of BlackRock, Inc. from 2008 to 2009; Head of Product Development and Management for BlackRock’s U.S. Retail Group since 2009, Co-head thereof from 2007 to 2009; Vice President of BlackRock, Inc. from 2005 to 2008.

Neal Andrews 55 East 52nd Street New York, NY 10055 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (US) Inc. from 1992 to 2006.
Jay Fife 55 East 52nd Street New York, NY 10055 1970	Treasurer	Since 2007

Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised Funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.

Brian Kindelan 55 East 52nd Street New York, NY 10055 1959	Chief Compliance Officer	Since 2007	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005.
Ira P. Shapiro 55 East 52nd Street New York, NY 10055 1963	Secretary	Since 2010	Managing Director of BlackRock, Inc. since 2009; Managing Director and Associate General Counsel of Barclays Global Investors from 2008 to 2009 and Principal thereof from 2004 to 2008.
	[1]	Officers of the Trusts serve at the pleasure of the Board of Trustees.
Further information about the Funds’ Officers and Trustees is available in the Funds’ Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment
Management, LLC
Plainsboro, NJ 08536

Custodians
State Street Bank
and Trust Company
Boston, MA 02111[2]

The Bank of
New York Mellon[3]
New York, NY 10286

Transfer Agent
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and
Trust Company
Boston, MA 02116

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Distributor
BlackRock
Investments, LLC
New York, NY 10022

Legal Counsel
Willkie Farr &
Gallagher LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective December 31, 2010, Richard R. West retired as Trustee of the Trusts. The Board wishes Mr. West well in his retirement.

[2]	For all Funds except BlackRock California Municipal Bond Fund.

[3]	For BlackRock California Municipal Bond Fund.

82	ANNUAL REPORT	MAY 31, 2011

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

ANNUAL REPORT	MAY 31, 2011	83

Additional Information (continued)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

84	ANNUAL REPORT	MAY 31, 2011

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	MAY 31, 2011	85

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock ACWI ex-US Index Fund
BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Fund
BlackRock China Fund
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Global Allocation Fund†
BlackRock Global Dividend Income Portfolio
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio
BlackRock India Fund
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Russell 1000 Index Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock S&P 500 Stock Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund
BlackRock World Gold Fund

Fixed Income Funds

BlackRock Bond Index Fund
BlackRock Core Bond Fund
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio
BlackRock GNMA Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Multi-Sector Bond Portfolio
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock US Government Bond Fund
BlackRock World Income Fund
Municipal Bond Funds

BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds†

BlackRock Prepared Portfolios Conservative Prepared Portfolio Moderate Prepared Portfolio Growth Prepared Portfolio Aggressive Growth Prepared Portfolio

BlackRock Lifecycle Prepared Portfolios
2015
2020
2025
2030
2035
2040
2045
2050

LifePath Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

LifePath Index Portfolios Retirement
2020
2025
2030
2035
2040
2045
2050
2055

    † Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

86	ANNUAL REPORT	MAY 31, 2011

These reports are not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#MUNI4-5/11

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez
Fred G. Weiss

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust	$29,600	$28,600	$0	$0	$12,100	$6,100	$0	$47

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$3,030,000	$2,950,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 The nature of the services includes a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust	$12,100	$16,924

Additionally, SAS No. 70 fees for the current and previous fiscal years of $3,030,000 and $2,950,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 3, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Intermediate Municipal Fund of BlackRock Municipal Series Trust

Date: August 3, 2011